UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for those series, as appropriate.

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Institutional S&P 500 Stock Index Fund (formerly, Dreyfus BASIC S&P 500 Stock Index Fund)

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
July 31, 2016 (Unaudited)

Common Stocks - 98.5%	Shares		Value ($)
Automobiles & Components - .9%
BorgWarner	27,423		909,895
Delphi Automotive	33,141		2,247,623
Ford Motor	464,241		5,877,291
General Motors	167,907		5,295,787
Goodyear Tire & Rubber	30,898		885,846
Harley-Davidson	21,982	[a]	1,163,287
Johnson Controls	76,434		3,509,849
			19,889,578
Banks - 5.2%
Bank of America	1,230,916		17,835,973
BB&T	97,735		3,603,489
Citigroup	351,175		15,384,977
Citizens Financial Group	62,465		1,394,843
Comerica	20,756		939,001
Fifth Third Bancorp	93,260		1,770,075
Huntington Bancshares	96,058		912,551
JPMorgan Chase & Co.	438,666		28,061,464
KeyCorp	120,058		1,404,679
M&T Bank	18,992		2,175,724
People's United Financial	35,358		536,027
PNC Financial Services Group	59,721		4,935,941
Regions Financial	153,251		1,405,312
SunTrust Banks	60,189		2,545,393
U.S. Bancorp	194,301		8,193,673
Wells Fargo & Co.	553,756		26,563,675
Zions Bancorporation	24,750		690,030
			118,352,827
Capital Goods - 7.0%
3M	72,676		12,962,491
Acuity Brands	5,214	[a]	1,368,310
Allegion	11,035		798,824
AMETEK	29,275		1,376,803
Boeing	72,017		9,625,792
Caterpillar	69,946		5,788,731
Cummins	19,535		2,398,312

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Capital Goods - 7.0% (continued)
Deere & Co.	35,727	[a]	2,776,345
Dover	18,013		1,286,669
Eaton	54,705		3,468,844
Emerson Electric	77,973		4,358,691
Fastenal	34,346	[a]	1,468,292
Flowserve	15,736		752,968
Fluor	16,493		882,705
Fortive	35,825		1,727,123
Fortune Brands Home & Security	16,535		1,046,169
General Dynamics	34,520		5,070,643
General Electric	1,103,572		34,365,232
Honeywell International	91,769		10,675,488
Illinois Tool Works	39,327		4,538,336
Ingersoll-Rand	31,494		2,086,792
Jacobs Engineering Group	15,474	[b]	828,168
L-3 Communications Holdings	9,406		1,426,232
Lockheed Martin	31,457		7,950,128
Masco	40,829		1,489,442
Northrop Grumman	21,639		4,687,657
PACCAR	42,263		2,492,249
Parker-Hannifin	16,077		1,835,833
Pentair	21,544	[a]	1,374,938
Quanta Services	18,942	[b]	484,915
Raytheon	35,515		4,955,408
Rockwell Automation	16,084		1,840,010
Rockwell Collins	15,567		1,317,280
Roper Technologies	11,818		2,013,314
Snap-on	6,772		1,064,355
Stanley Black & Decker	17,795		2,165,652
Textron	32,946		1,284,894
TransDigm Group	6,408	[b]	1,791,164
United Rentals	11,340	[b]	903,458
United Technologies	93,141		10,026,629
W.W. Grainger	6,877	[a]	1,505,031
Xylem	21,567		1,031,118
			161,291,435
Commercial & Professional Services - .7%
Cintas	10,610		1,138,135
Dun & Bradstreet	4,622		597,394
Equifax	14,191		1,879,740

Common Stocks - 98.5% (continued)	Shares		Value ($)
Commercial & Professional Services - .7% (continued)
Nielsen Holdings	42,823		2,306,447
Pitney Bowes	24,693	[a]	476,822
Republic Services	28,534		1,462,653
Robert Half International	16,048		586,394
Stericycle	10,069	[a,b]	908,929
Tyco International	50,928		2,320,789
Verisk Analytics	18,258	[b]	1,557,042
Waste Management	49,043		3,242,723
			16,477,068
Consumer Durables & Apparel - 1.4%
Coach	34,062		1,468,413
D.R. Horton	37,648		1,237,866
Garmin	14,868		807,778
Hanesbrands	46,918		1,250,834
Harman International Industries	8,538		705,580
Hasbro	12,981		1,054,447
Leggett & Platt	15,536		816,728
Lennar, Cl. A	21,411	[a]	1,002,035
Mattel	41,718		1,392,547
Michael Kors Holdings	22,575	[b]	1,167,579
Mohawk Industries	7,326	[b]	1,530,694
Newell Brands	55,071		2,889,025
NIKE, Cl. B	160,699		8,918,794
PulteGroup	38,141		807,826
PVH	9,796		989,984
Ralph Lauren	7,175		703,796
Under Armour, Cl. A	21,310	[a,b]	840,893
Under Armour, Cl. C	21,460	[b]	766,122
VF	39,742		2,481,093
Whirlpool	9,304		1,789,717
			32,621,751
Consumer Services - 1.7%
Carnival	52,780		2,465,882
Chipotle Mexican Grill	3,607	[b]	1,529,332
Darden Restaurants	13,551		834,200
H&R Block	27,950		664,931
Marriott International, Cl. A	22,683	[a]	1,626,371
McDonald's	105,448		12,405,957
Royal Caribbean Cruises	20,282		1,469,228
Starbucks	175,827		10,206,757

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Consumer Services - 1.7% (continued)
Starwood Hotels & Resorts Worldwide	20,146	[c]	1,572,597
Wyndham Worldwide	14,185		1,007,419
Wynn Resorts	9,649	[a]	945,120
Yum! Brands	48,752		4,359,404
			39,087,198
Diversified Financials - 4.6%
Affiliated Managers Group	6,389	[b]	937,777
American Express	97,650		6,294,519
Ameriprise Financial	20,156		1,931,751
Bank of New York Mellon	129,638		5,107,737
Berkshire Hathaway, Cl. B	224,592	[b]	32,401,888
BlackRock	15,048		5,511,330
Capital One Financial	61,555		4,129,109
Charles Schwab	144,056		4,094,072
CME Group	39,947		4,084,181
Discover Financial Services	49,416		2,808,805
E*TRADE Financial	34,987	[b]	877,474
Franklin Resources	44,538		1,611,830
Goldman Sachs Group	46,784		7,429,767
Intercontinental Exchange	14,070		3,717,294
Invesco	51,530		1,503,645
Legg Mason	11,439		390,527
Leucadia National	37,951		692,985
Moody's	20,271		2,148,929
Morgan Stanley	180,790		5,194,097
Nasdaq	13,904		983,847
Navient	41,054		582,967
Northern Trust	25,421		1,718,205
S&P Global	32,340		3,951,948
State Street	47,683		3,136,588
Synchrony Financial	98,097		2,734,944
T. Rowe Price Group	29,814		2,107,552
			106,083,768
Energy - 6.8%
Anadarko Petroleum	61,235		3,339,145
Apache	45,635		2,395,838
Baker Hughes	51,904		2,482,568
Cabot Oil & Gas	54,515		1,344,885
Chesapeake Energy	63,430	[a,b]	343,791
Chevron	225,890		23,149,207

Common Stocks - 98.5% (continued)	Shares		Value ($)
Energy - 6.8% (continued)
Cimarex Energy	11,285		1,354,426
Concho Resources	15,303	[b]	1,900,633
ConocoPhillips	148,201		6,049,565
Devon Energy	62,706		2,400,386
Diamond Offshore Drilling	8,613	[a]	195,687
EOG Resources	65,479		5,349,634
EQT	20,584		1,499,750
Exxon Mobil	497,032		44,210,996
FMC Technologies	28,056	[b]	712,061
Halliburton	101,721		4,441,139
Helmerich & Payne	12,877	[a]	797,988
Hess	31,507		1,690,351
Kinder Morgan	217,875		4,429,399
Marathon Oil	100,276		1,367,765
Marathon Petroleum	63,629		2,506,346
Murphy Oil	18,154	[a]	497,964
National Oilwell Varco	45,686	[a]	1,477,942
Newfield Exploration	23,553	[b]	1,019,845
Noble Energy	50,150		1,791,358
Occidental Petroleum	91,546		6,841,233
ONEOK	25,201		1,128,753
Phillips 66	55,943		4,255,025
Pioneer Natural Resources	19,428		3,158,410
Range Resources	20,601	[a]	830,426
Schlumberger	166,378		13,396,757
Southwestern Energy	47,335	[b]	690,144
Spectra Energy	81,024		2,914,433
Tesoro	14,253		1,085,366
Transocean	40,575	[a]	445,919
Valero Energy	56,101		2,932,960
Williams	80,533		1,930,376
			156,358,471
Food & Staples Retailing - 2.2%
Costco Wholesale	52,364		8,756,308
CVS Health	128,965		11,957,635
Kroger	114,964		3,930,619
Sysco	62,387		3,231,023
Walgreens Boots Alliance	103,547		8,206,100
Wal-Mart Stores	183,524		13,391,746

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Food & Staples Retailing - 2.2% (continued)
Whole Foods Market	40,444	[a]	1,232,733
			50,706,164
Food, Beverage & Tobacco - 5.7%
Altria Group	234,196		15,855,069
Archer-Daniels-Midland	70,652		3,184,992
Brown-Forman, Cl. B	12,695		1,246,522
Campbell Soup	20,677		1,287,557
Coca-Cola	465,861		20,325,515
ConAgra Foods	51,461		2,406,316
Constellation Brands, Cl. A	20,939		3,447,188
Dr. Pepper Snapple Group	22,867		2,252,628
General Mills	71,196		5,118,280
Hershey	16,937		1,875,942
Hormel Foods	32,697		1,221,233
J.M. Smucker	14,092		2,172,423
Kellogg	29,758		2,461,284
Kraft Heinz	70,804		6,116,758
McCormick & Co.	13,773		1,408,289
Mead Johnson Nutrition	22,258		1,985,414
Molson Coors Brewing, Cl. B	21,508		2,197,257
Mondelez International, Cl. A	186,886		8,219,246
Monster Beverage	16,996	[b]	2,730,067
PepsiCo	172,699		18,810,375
Philip Morris International	185,886		18,636,930
Reynolds American	98,489		4,930,359
Tyson Foods, Cl. A	35,752		2,631,347
			130,520,991
Health Care Equipment & Services - 5.5%
Abbott Laboratories	175,429		7,850,448
Aetna	41,632		4,796,423
AmerisourceBergen	22,112		1,883,721
Anthem	31,087		4,082,967
Baxter International	66,110		3,174,602
Becton Dickinson & Co.	25,446		4,478,496
Boston Scientific	162,458	[b]	3,944,480
C.R. Bard	8,872		1,984,933
Cardinal Health	39,063		3,265,667
Centene	20,246	[b]	1,428,355
Cerner	35,682	[a,b]	2,226,200
Cigna	30,644		3,951,850

Common Stocks - 98.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.5% (continued)
Danaher	71,650		5,835,176
DaVita HealthCare Partners	19,665	[b]	1,524,824
DENTSPLY SIRONA	28,558		1,828,854
Edwards Lifesciences	25,861	[b]	2,961,602
Express Scripts Holding	76,877	[b]	5,848,033
HCA Holdings	36,439	[b]	2,810,540
Henry Schein	9,931	[b]	1,797,312
Hologic	29,386	[b]	1,131,067
Humana	17,858		3,081,398
Intuitive Surgical	4,554	[b]	3,168,491
Laboratory Corporation of America Holdings	12,237	[b]	1,707,796
McKesson	27,335		5,318,298
Medtronic	168,508		14,766,356
Patterson	10,529		519,711
Quest Diagnostics	17,627		1,522,268
St. Jude Medical	34,200		2,839,968
Stryker	37,417		4,350,849
UnitedHealth Group	113,720		16,284,704
Universal Health Services, Cl. B	11,032		1,428,975
Varian Medical Systems	11,300	[a,b]	1,070,562
Zimmer Biomet Holdings	23,139		3,034,448
			125,899,374
Household & Personal Products - 2.1%
Church & Dwight	15,529		1,525,569
Clorox	15,279		2,002,619
Colgate-Palmolive	106,450		7,923,073
Estee Lauder, Cl. A	26,546		2,466,123
Kimberly-Clark	43,290		5,608,219
Procter & Gamble	318,945		27,298,503
			46,824,106
Insurance - 2.6%
Aflac	50,702		3,664,741
Allstate	45,944		3,139,354
American International Group	134,493		7,321,799
Aon	31,830		3,408,038
Arthur J. Gallagher & Co.	20,989		1,032,449
Assurant	7,977		662,171
Chubb	55,629		6,968,089
Cincinnati Financial	17,761		1,326,747
Hartford Financial Services Group	47,311		1,885,343

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Insurance - 2.6% (continued)
Lincoln National	29,273		1,278,352
Loews	33,079		1,367,155
Marsh & McLennan Cos.	61,947		4,073,015
MetLife	130,993		5,598,641
Principal Financial Group	32,980		1,537,857
Progressive	69,219		2,250,310
Prudential Financial	52,782		3,973,957
Torchmark	13,282		821,757
Travelers	35,161		4,086,411
Unum Group	29,466		984,459
Willis Towers Watson	16,291		2,013,893
XL Group	34,183		1,183,074
			58,577,612
Materials - 2.9%
Air Products & Chemicals	23,288		3,479,693
Albemarle	13,457		1,132,676
Alcoa	154,712		1,643,041
Avery Dennison	10,444		813,483
Ball	19,034		1,345,133
CF Industries Holdings	26,921		664,410
Dow Chemical	133,437		7,161,564
E.I. du Pont de Nemours & Co.	103,984		7,192,573
Eastman Chemical	17,549		1,144,721
Ecolab	31,713		3,754,185
FMC	15,588		741,054
Freeport-McMoRan	148,955	[a]	1,930,457
International Flavors & Fragrances	9,594		1,278,401
International Paper	48,559		2,224,488
LyondellBasell Industries, Cl. A	41,225		3,102,593
Martin Marietta Materials	7,908		1,602,556
Monsanto	52,834		5,641,086
Mosaic	39,886	[a]	1,076,922
Newmont Mining	62,994		2,771,736
Nucor	38,282		2,053,446
Owens-Illinois	19,974	[b]	375,311
PPG Industries	31,841		3,334,071
Praxair	34,239		3,990,213
Sealed Air	24,429		1,152,560
Sherwin-Williams	9,239		2,769,205
Vulcan Materials	15,605		1,934,708

Common Stocks - 98.5% (continued)	Shares		Value ($)
Materials - 2.9% (continued)
WestRock	31,144		1,336,378
			65,646,664
Media - 2.6%
CBS, Cl. B	50,321		2,627,763
Comcast, Cl. A	290,903		19,563,227
Discovery Communications, Cl. A	18,425	[b]	462,283
Discovery Communications, Cl. C	29,612	[b]	726,678
Interpublic Group of Companies	50,213		1,157,912
News Corp., Cl. A	45,501		590,148
News Corp., Cl. B	12,028		161,656
Omnicom Group	28,241		2,323,952
Scripps Networks Interactive, Cl. A	10,675		705,191
TEGNA	27,110		593,709
Time Warner	94,153		7,216,827
Twenty-First Century Fox, Cl. A	133,478		3,555,854
Twenty-First Century Fox, Cl. B	51,159		1,382,828
Viacom, Cl. B	41,689		1,895,599
Walt Disney	178,803		17,156,148
			60,119,775
Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
AbbVie	193,788	[a]	12,834,579
Agilent Technologies	40,065		1,927,527
Alexion Pharmaceuticals	26,647	[b]	3,426,804
Allergan	47,397	[b]	11,989,071
Amgen	89,975		15,478,399
Biogen	26,249	[b]	7,610,373
Bristol-Myers Squibb	200,043		14,965,217
Celgene	92,844	[b]	10,416,168
Eli Lilly & Co.	116,553		9,661,078
Endo International	24,124	[b]	418,793
Gilead Sciences	159,955		12,711,624
Illumina	17,503	[b]	2,911,624
Johnson & Johnson	329,712		41,289,834
Mallinckrodt	13,655	[b]	919,528
Merck & Co.	331,127		19,423,910
Mylan	51,062	[b]	2,389,191
PerkinElmer	13,732		781,625
Perrigo	17,454		1,595,121
Pfizer	726,713		26,808,443
Regeneron Pharmaceuticals	9,388	[b]	3,991,027

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.4% (continued)
Thermo Fisher Scientific	47,099		7,481,205
Vertex Pharmaceuticals	29,733	[b]	2,884,101
Waters	9,944	[b]	1,580,400
Zoetis	54,533		2,752,281
			216,247,923
Real Estate - 3.1%
American Tower	50,476	[c]	5,843,607
Apartment Investment & Management, Cl. A	17,703	[c]	813,807
AvalonBay Communities	16,182	[c]	3,004,188
Boston Properties	18,057	[c]	2,566,441
CBRE Group, Cl. A	33,630	[b,c]	956,774
Crown Castle International	39,873	[c]	3,868,877
Digital Realty Trust	17,426	[a,c]	1,820,320
Equinix	8,313	[c]	3,099,668
Equity Residential	43,018	[c]	2,924,794
Essex Property Trust	7,846	[c]	1,835,022
Extra Space Storage	14,632	[a,c]	1,258,645
Federal Realty Investment Trust	8,231	[c]	1,396,801
General Growth Properties	69,492	[c]	2,220,269
HCP	54,258	[a,c]	2,128,541
Host Hotels & Resorts	88,984	[c]	1,578,576
Iron Mountain	28,700	[c]	1,182,727
Kimco Realty	50,503	[c]	1,621,146
Macerich	15,971	[c]	1,425,252
Prologis	63,192	[c]	3,443,332
Public Storage	17,536	[c]	4,189,701
Realty Income	30,813	[a,c]	2,202,205
Simon Property Group	36,844	[c]	8,365,062
SL Green Realty	12,139	[c]	1,430,217
UDR	31,040	[c]	1,155,619
Ventas	40,480	[a,c]	3,082,957
Vornado Realty Trust	21,195	[c]	2,276,343
Welltower	42,741	[c]	3,390,644
Weyerhaeuser	90,190	[c]	2,951,017
			72,032,552
Retailing - 5.6%
Advance Auto Parts	8,671		1,472,856
Amazon.com	46,368	[b]	35,184,502
AutoNation	9,516	[b]	507,679
AutoZone	3,602	[b]	2,931,920

Common Stocks - 98.5% (continued)	Shares		Value ($)
Retailing - 5.6% (continued)
Bed Bath & Beyond	18,544	[a]	833,553
Best Buy	35,365		1,188,264
CarMax	24,063	[a,b]	1,401,910
Dollar General	34,653		3,283,025
Dollar Tree	27,956	[b]	2,691,883
Expedia	13,792		1,608,837
Foot Locker	16,342	[a]	974,310
Gap	28,270		729,083
Genuine Parts	17,567		1,796,050
Home Depot	149,366		20,648,356
Kohl's	22,773		947,129
L Brands	29,648		2,190,987
LKQ	36,566	[b]	1,257,505
Lowe's	106,452		8,758,871
Macy's	37,039		1,327,107
Netflix	51,306	[b]	4,681,672
Nordstrom	16,385	[a]	724,709
O'Reilly Automotive	11,792	[b]	3,427,109
Priceline Group	5,949	[b]	8,035,969
Ross Stores	49,260		3,045,746
Signet Jewelers	9,489		834,178
Staples	78,885		732,842
Target	71,763		5,405,907
The TJX Companies	79,940		6,532,697
Tiffany & Co.	13,345	[a]	861,019
Tractor Supply	15,944		1,461,268
TripAdvisor	13,273	[b]	928,712
Ulta Salon Cosmetics & Fragrance	7,582	[b]	1,980,494
Urban Outfitters	12,427	[b]	371,567
			128,757,716
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices	37,662		2,403,965
Applied Materials	131,138		3,447,618
Broadcom	44,235		7,165,185
First Solar	9,171	[a,b]	428,102
Intel	565,877		19,726,472
KLA-Tencor	18,065		1,367,701
Lam Research	18,678	[a]	1,676,724
Linear Technology	28,202		1,691,838
Microchip Technology	25,657		1,427,555

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.0% (continued)
Micron Technology	127,276	[b]	1,748,772
NVIDIA	61,622		3,518,616
Qorvo	15,463	[b]	977,725
QUALCOMM	176,313		11,033,668
Skyworks Solutions	22,505		1,485,780
Texas Instruments	120,336		8,393,436
Xilinx	30,594		1,562,742
			68,055,899
Software & Services - 12.2%
Accenture, Cl. A	74,759		8,433,563
Activision Blizzard	59,342		2,383,175
Adobe Systems	59,773	[b]	5,849,386
Akamai Technologies	21,176	[b]	1,070,023
Alliance Data Systems	7,206	[b]	1,669,054
Alphabet, Cl. A	35,193	[b]	27,849,629
Alphabet, Cl. C	35,418	[b]	27,229,004
Autodesk	27,245	[b]	1,619,715
Automatic Data Processing	55,081		4,899,455
CA	35,989		1,247,019
Citrix Systems	18,823	[b]	1,677,694
Cognizant Technology Solutions, Cl. A	72,523	[b]	4,169,347
CSRA	16,574		446,172
eBay	127,045	[b]	3,958,722
Electronic Arts	36,978	[a,b]	2,822,161
Facebook, Cl. A	276,995	[b]	34,330,760
Fidelity National Information Services	33,562		2,669,186
Fiserv	26,589	[b]	2,934,362
Global Payments	18,348		1,369,862
International Business Machines	105,842		17,000,342
Intuit	30,613		3,397,737
MasterCard, Cl. A	116,458		11,091,460
Microsoft	942,537		53,422,997
Oracle	373,321		15,321,094
Paychex	37,354		2,214,345
PayPal Holdings	132,459		4,932,773
Red Hat	22,149	[b]	1,667,598
salesforce.com	76,280	[b]	6,239,704
Symantec	74,151		1,514,905
Teradata	17,024	[b]	483,141
Total System Services	20,085		1,022,728

Common Stocks - 98.5% (continued)	Shares		Value ($)
Software & Services - 12.2% (continued)
VeriSign	11,410	[a,b]	988,220
Visa, Cl. A	228,596		17,841,918
Western Union	60,879		1,217,580
Xerox	119,198		1,227,739
Yahoo!	103,720	[b]	3,961,067
			280,173,637
Technology Hardware & Equipment - 5.1%
Amphenol, Cl. A	36,874		2,194,740
Apple	657,169		68,483,581
Cisco Systems	601,254		18,356,285
Corning	129,290		2,872,824
EMC	231,862		6,557,057
F5 Networks	8,150	[b]	1,005,873
FLIR Systems	17,735		577,806
Harris	14,628		1,267,077
Hewlett Packard Enterprise	199,738		4,198,493
HP	205,859		2,884,085
Juniper Networks	42,219		957,949
Motorola Solutions	18,841		1,307,189
NetApp	35,632		938,903
Seagate Technology	35,872	[a]	1,148,980
TE Connectivity	44,134		2,660,398
Western Digital	32,890		1,562,604
			116,973,844
Telecommunication Services - 2.8%
AT&T	737,816		31,940,055
CenturyLink	65,319		2,053,629
Frontier Communications	136,926	[a]	712,015
Level 3 Communications	33,721	[b]	1,706,283
Verizon Communications	488,564		27,071,331
			63,483,313
Transportation - 2.0%
Alaska Air Group	14,604		981,681
American Airlines Group	71,844	[a]	2,550,462
CH Robinson Worldwide	16,852		1,173,236
CSX	117,282		3,322,599
Delta Air Lines	92,763		3,594,566
Expeditors International of Washington	22,726		1,123,346
FedEx	30,006		4,857,971
J.B. Hunt Transport Services	11,002		914,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Transportation - 2.0% (continued)
Kansas City Southern	13,272		1,275,572
Norfolk Southern	35,171		3,157,652
Ryder System	6,278		413,720
Southwest Airlines	76,080		2,815,721
Union Pacific	100,831		9,382,325
United Continental Holdings	40,502	[b]	1,899,139
United Parcel Service, Cl. B	82,589		8,927,871
			46,390,457
Utilities - 3.4%
AES	76,948		950,308
Alliant Energy	27,219		1,095,565
Ameren	28,018		1,469,264
American Electric Power	58,454		4,050,862
American Water Works	21,259		1,755,568
CenterPoint Energy	52,276		1,250,442
CMS Energy	32,165		1,453,215
Consolidated Edison	36,363		2,911,949
Dominion Resources	73,757		5,754,521
DTE Energy	21,710		2,117,159
Duke Energy	82,517		7,062,630
Edison International	39,261		3,038,016
Entergy	20,781		1,691,366
Eversource Energy	38,318		2,241,220
Exelon	108,628		4,049,652
FirstEnergy	50,724		1,771,282
NextEra Energy	55,213		7,083,276
NiSource	37,152		953,320
NRG Energy	41,132		569,267
PG&E	58,683		3,752,191
Pinnacle West Capital	12,799		1,009,457
PPL	80,235		3,025,662
Public Service Enterprise Group	61,024		2,807,714
SCANA	16,871		1,264,313
Sempra Energy	28,078		3,141,367
Southern	112,322		6,009,227
WEC Energy Group	38,113		2,473,915
Xcel Energy	61,215		2,692,236
			77,444,964
Total Common Stocks (cost $1,205,758,202)			2,258,017,087

	Principal
Short-Term Investments - .1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.23%, 9/15/16
(cost $1,319,620)	1,320,000	1,319,662
Other Investment - 1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $28,729,933)	28,729,933 [d]	28,729,933
Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $18,445,845)	18,445,845 [d]	18,445,845
Total Investments (cost $1,254,253,600)	100.6%	2,306,512,527
Liabilities, Less Cash and Receivables	(.6%)	(13,483,254)
Net Assets	100.0%	2,293,029,273

[a] Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $61,181,278 and the value of the collateral held by the fund was $62,264,342, consisting of cash collateral of $18,445,845 and U.S. Government & Agency securities valued at $43,818,497.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.2
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Capital Goods	7.0
Energy	6.8
Food, Beverage & Tobacco	5.7
Retailing	5.6
Health Care Equipment & Services	5.5
Banks	5.2
Technology Hardware & Equipment	5.1
Diversified Financials	4.6
Utilities	3.4
Real Estate	3.1
Semiconductors & Semiconductor Equipment	3.0
Materials	2.9
Telecommunication Services	2.8
Insurance	2.6
Media	2.6
Food & Staples Retailing	2.2
Household & Personal Products	2.1
Short-Term/Money Market Investments	2.1
Transportation	2.0
Consumer Services	1.7
Consumer Durables & Apparel	1.4
Automobiles & Components	.9
Commercial & Professional Services	.7
100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,246,390,333	-	-	2,246,390,333
Equity Securities-
Foreign
Common Stocks†	11,626,754	-	-	11,626,754
Mutual Funds	47,175,778	-	-	47,175,778
U.S. Treasury	-	1,319,662	-	1,319,662
Other Financial Instruments:
Financial Futures††	896,042	-	-	896,042

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus BASIC S&P 500 Stock Index Fund
July 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	07/31/2016	($)

Financial Futures Long
Standard & Poor's 500 E-mini	308	33,390,280	September 2016	896,042
Gross Unrealized Appreciation				896,042

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At July 31, 2016, accumulated net unrealized appreciation on investments was $1,052,258,927, consisting of $1,087,358,079 gross unrealized appreciation and $35,099,152 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .2%
Ally Auto Receivables Trust,
Ser. 2015-2, Cl. A4	1.84	6/15/20	1,000,000		1,014,988
AmeriCredit Automobile Receivables Trust,
Ser. 2013-5, Cl. A3	0.90	9/10/18	166,283		166,285
Fifth Third Auto Trust,
Ser. 2014-3, Cl. A4	1.47	5/17/21	800,000		802,466
Ford Credit Auto Lease Trust,
Ser. 2015-A, Cl. A4	1.31	8/15/18	1,000,000		1,002,221
Ford Credit Auto Owner Trust,
Ser. 2016-B, Cl. A3	1.33	10/15/20	1,000,000		1,004,478
Volkswagen Auto Lease Trust,
Ser. 2015-A, Cl. A4	1.42	7/22/19	1,000,000		998,365
World Omni Auto Receivables Trust,
Ser. 2013-B, Cl. A3	0.83	8/15/18	282,467		282,361
					5,271,164
Asset-Backed Ctfs./Credit Cards - .3%
Capital One Multi-Asset Execution Trust,
Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		594,941
Capital One Multi-Asset Execution Trust,
Ser. 2015-A1, Cl. A	1.39	1/15/21	2,000,000		2,010,980
Chase Issuance Trust,
Ser. 2014-A7, Cl. A7	1.38	11/15/19	1,300,000		1,306,739
Citibank Credit Card Issuance Trust,
Ser. 2004-A8, Cl. A8	1.73	4/9/20	1,500,000		1,516,179
Citibank Credit Card Issuance Trust,
Ser. 2007-A8, Cl. A8	5.65	9/20/19	500,000		526,115
					5,954,954
Commercial Mortgage Pass-Through Ctfs. - 1.1%
Banc of America Commercial Mortgage
Trust,
Ser. 2007-4, Cl. A4	5.93	2/10/51	201,317	[a]	207,212
Citigroup Commercial Mortgage Trust,
Ser. 2008-C7, Cl. A4	6.35	12/10/49	928,461	[a]	964,306
Citigroup Commercial Mortgage Trust,
Ser. 2014-GC19, Cl. A2	2.79	3/10/47	1,250,000		1,282,703
Citigroup Commercial Mortgage Trust,
Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000		1,105,962
Citigroup Commercial Mortgage Trust,
Ser. 2015-CG33, Cl. AAB	3.52	9/10/58	700,000		761,006
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.33	10/10/46	750,000	[a]	879,673
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000		1,356,286
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	2,025,000		2,174,211
Commercial Mortgage Trust,
Ser. 2016-CR28, Cl. A4	3.76	2/10/49	1,035,000		1,155,572
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000		552,784

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs. - 1.1% (continued)
GS Mortgage Securities Trust,
Ser. 2015-GC28, Cl. AAB	3.21	2/10/48	750,000		786,924
J.P. Morgan Chase Commercial Mortgage
Securities Corp.,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		1,055,525
J.P. Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	883,644	[a]	913,907
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000		569,124
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2014-C24, Cl. A5	3.64	11/15/47	1,725,000		1,911,961
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2013-C10, Cl. A1	1.39	7/15/46	24,107		24,146
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		1,068,126
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000		1,259,366
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2015-C21, Cl. ASB	3.15	3/15/48	1,000,000		1,059,874
Morgan Stanley Capital I Trust,
Ser. 2012-C4, Cl. AS	3.77	3/15/45	720,000		776,521
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	499,700		539,455
UBS-Barclays Commercial Mortgage Trust,
Ser. 2012-C3, Cl. A4	3.09	8/10/49	500,000		534,308
UBS-Barclays Commercial Mortgage Trust,
Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		527,027
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,520,189
WF-RBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A1	2.30	6/15/45	760,914		776,116
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	1,500,000		1,582,395
WF-RBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. A2	3.04	5/15/47	1,000,000		1,041,382
					26,386,061
Consumer Discretionary - 2.8%
21st Century Fox America,
Gtd. Debs.	8.25	8/10/18	150,000		169,989
21st Century Fox America,
Gtd. Debs.	7.75	12/1/45	100,000		152,841
21st Century Fox America,
Gtd. Notes	3.70	10/15/25	500,000	[b]	553,469
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		321,789
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	360,000		490,014
21st Century Fox America,
Gtd. Notes	4.75	9/15/44	500,000		570,440

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
21st Century Fox America,
Gtd. Notes, Ser. WI	3.70	9/15/24	750,000		820,197
Alibaba Group Holding,
Gtd. Notes	3.13	11/28/21	290,000		299,970
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	750,000		781,372
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	1,000,000		1,045,969
Autonation,
Gtd. Notes	6.75	4/15/18	300,000		322,922
Autozone,
Sr. Unscd. Notes	3.13	4/21/26	500,000		522,592
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	1,000,000	[b]	1,042,729
BorgWarner,
Sr. Unscd. Notes	3.38	3/15/25	1,000,000		1,030,601
California Institute of Technology,
Unscd. Bonds	4.32	8/1/45	110,000		134,363
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		325,019
CBS,
Gtd. Debs.	7.88	7/30/30	300,000		429,318
CBS,
Gtd. Notes	5.50	5/15/33	250,000		282,086
CBS,
Gtd. Notes	4.90	8/15/44	240,000		258,600
CDK Global,
Sr. Unscd. Notes	3.30	10/15/19	500,000		505,740
Charter Communications
Operating/Charter Communications
Operating Capital,
Sr. Scd. Notes	4.91	7/23/25	910,000	[c]	1,006,921
Charter Communications
Operating/Charter Communications
Operating Capital,
Sr. Scd. Notes	6.48	10/23/45	500,000	[c]	602,429
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/21	1,000,000		1,053,657
Comcast,
Gtd. Bonds	4.75	3/1/44	500,000		606,943
Comcast,
Gtd. Notes	5.70	7/1/19	500,000		564,991
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		316,597
Comcast,
Gtd. Notes	2.75	3/1/23	100,000		105,058
Comcast,
Gtd. Notes	3.38	8/15/25	730,000		795,120
Comcast,
Gtd. Notes	4.25	1/15/33	500,000		563,187
Comcast,
Gtd. Notes	4.40	8/15/35	340,000		391,403
Comcast,
Gtd. Notes	6.45	3/15/37	650,000		917,869
Comcast,
Gtd. Notes	4.60	8/15/45	410,000		485,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
Comcast Cable Communications,
Gtd. Notes	9.46	11/15/22	304,000		433,127
Costco Wholesale,
Sr. Unscd. Notes	2.25	2/15/22	500,000		517,958
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	1,000,000	[b]	1,029,482
CVS Health,
Sr. Unscd. Notes	2.80	7/20/20	680,000		712,057
CVS Health,
Sr. Unscd. Notes	5.13	7/20/45	480,000		611,119
Delphi Automotive,
Gtd. Notes	4.25	1/15/26	750,000		825,097
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000		743,815
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	500,000		504,249
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	500,000		552,998
General Motors,
Sr. Unscd. Notes	6.60	4/1/36	345,000		428,215
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	340,000		366,260
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	750,000		764,187
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	750,000		778,879
Home Depot,
Sr. Unscd. Notes	2.00	4/1/21	720,000		740,018
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	1,150,000		1,605,507
Home Depot,
Sr. Unscd. Notes	5.40	9/15/40	437,000		592,544
Home Depot,
Sr. Unscd. Notes	4.88	2/15/44	500,000		631,189
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000		545,330
Kohl's,
Sr. Unscd. Notes	4.75	12/15/23	500,000		541,910
Kroger,
Sr. Unscd. Notes	3.30	1/15/21	300,000		321,169
Lowe's Cos.,
Sr. Unscd. Notes	3.88	9/15/23	500,000		564,583
Lowe's Cos.,
Sr. Unscd. Notes	3.13	9/15/24	1,500,000		1,622,899
Lowe's Cos.,
Sr. Unscd. Notes	4.38	9/15/45	500,000		591,487
Marriott International,
Sr. Unscd. Notes	3.13	10/15/21	1,000,000		1,044,580
Massachusetts Institute of Technology,
Unscd. Notes	5.60	11/15/40	190,000		280,060
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	500,000		510,725
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000		1,118,397
McDonald's,
Sr. Unscd. Notes	2.75	12/9/20	585,000		613,466

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
McDonald's,
Sr. Unscd. Notes	4.70	12/9/35	485,000		563,857
McDonald's,
Sr. Unscd. Notes	4.88	12/9/45	465,000		558,464
McGraw Hill Financial,
Gtd. Notes	4.40	2/15/26	230,000		259,158
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000		1,709,748
Newell Brands,
Sr. Unscd. Notes	2.60	3/29/19	500,000		514,608
Newell Brands,
Sr. Unscd. Notes	3.15	4/1/21	500,000		525,219
Newell Rubbermaid,
Sr. Unscd. Notes	5.50	4/1/46	500,000		622,908
Nike,
Sr. Unscd. Notes	2.25	5/1/23	300,000		311,703
Nike,
Sr. Unscd. Notes	3.63	5/1/43	300,000		327,958
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/20	500,000		544,626
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000		537,595
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/22	1,100,000		1,140,226
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000		428,503
QVC,
Sr. Scd. Notes	5.45	8/15/34	500,000		477,859
Signet UK Finance,
Gtd. Bonds	4.70	6/15/24	500,000		503,430
Stanley Black & Decker,
Gtd. Notes	3.40	12/1/21	400,000		431,947
Staples,
Sr. Unscd. Notes	4.38	1/12/23	250,000	[b]	262,011
Starbucks,
Sr. Unscd. Notes	4.30	6/15/45	500,000		607,423
Target,
Sr. Unscd. Notes	2.30	6/26/19	500,000		517,115
Target,
Sr. Unscd. Notes	2.50	4/15/26	750,000		780,645
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	400,000		437,633
Thomson Reuters,
Sr. Unscd. Notes	3.95	9/30/21	300,000		323,426
Time Warner,
Gtd. Notes	4.75	3/29/21	1,500,000		1,691,641
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000		1,571,817
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000		421,492
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000		650,462
Time Warner Cable,
Gtd. Debs.	4.50	9/15/42	500,000		487,836
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000		1,161,815

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000		432,325
Under Armour,
Sr. Unscd. Notes	3.25	6/15/26	180,000		183,693
University of Southern California,
Sr. Unscd. Notes	5.25	2/15/41	40,000		54,600
Viacom,
Sr. Unscd. Notes	2.75	12/15/19	655,000		668,458
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000		270,697
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	750,000		650,346
Walgreens Boots Alliance,
Gtd. Notes	1.75	11/17/17	300,000		302,429
Walgreens Boots Alliance,
Gtd. Notes	3.30	11/18/21	400,000		425,092
Walgreens Boots Alliance,
Gtd. Notes	4.50	11/18/34	400,000		439,143
Walgreens Boots Alliance,
Sr. Unscd. Notes	3.45	6/1/26	400,000		419,987
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	1,600,000		1,751,272
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000		812,672
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000		950,896
Wal-Mart Stores,
Sr. Unscd. Notes	4.30	4/22/44	1,000,000	[b]	1,201,587
Walt Disney,
Sr. Unscd. Notes	2.30	2/12/21	500,000		521,561
Walt Disney,
Sr. Unscd. Notes	3.75	6/1/21	500,000		554,147
Walt Disney,
Sr. Unscd. Notes	3.00	2/13/26	500,000		536,807
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000		219,051
WPP Finance 2010,
Gtd. Notes	3.75	9/19/24	750,000		803,890
Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000		505,341
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000		518,039
Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000	[b]	487,537
Yale University,
Sr. Unscd. Notes	2.09	4/15/19	300,000		308,779
					68,450,117
Consumer Staples - 1.4%
Altria Group,
Gtd. Notes	2.85	8/9/22	500,000		528,046
Altria Group,
Gtd. Notes	4.00	1/31/24	230,000		260,003
Altria Group,
Gtd. Notes	4.25	8/9/42	1,000,000		1,147,322
Anheuser-Busch,
Gtd. Notes	5.50	1/15/18	145,000		154,194

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - 1.4% (continued)
Anheuser-Busch InBev Finance,
Gtd. Notes	1.90	2/1/19	390,000		396,580
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	1,799,063		1,866,323
Anheuser-Busch InBev Finance,
Gtd. Notes	2.63	1/17/23	500,000		512,278
Anheuser-Busch InBev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000		1,089,421
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	1,365,000		1,465,130
Anheuser-Busch InBev Finance,
Gtd. Notes	4.70	2/1/36	1,090,000		1,263,928
Anheuser-Busch InBev Finance,
Gtd. Notes	4.00	1/17/43	700,000		758,854
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	1,315,000		1,617,546
Anheuser-Busch InBev Worldwide,
Gtd. Notes	5.38	1/15/20	1,000,000		1,130,829
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	92,000		98,572
Campbell Soup,
Sr. Unscd. Notes	3.30	3/19/25	750,000		792,154
Clorox,
Sr. Unscd. Notes	3.80	11/15/21	200,000		218,588
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	1,500,000		1,640,382
Coca-Cola Femsa,
Gtd. Bonds	2.38	11/26/18	400,000		409,350
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		504,254
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	165,000		172,473
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000		453,965
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000		759,736
Diageo Investment,
Gtd. Notes	4.25	5/11/42	500,000		572,273
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	200,000		218,680
JM Smucker,
Gtd. Notes	1.75	3/15/18	400,000		403,106
JM Smucker,
Gtd. Notes	2.50	3/15/20	500,000		515,069
Kellogg,
Sr. Unscd. Notes	4.15	11/15/19	400,000		435,042
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	500,000		550,412
Kraft Foods Group,
Gtd. Notes	3.50	6/6/22	490,000		528,564
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	390,000	[c]	407,881
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	360,000	[c]	397,192
Kraft Heinz Foods,
Gtd. Notes	6.75	3/15/32	525,000	[a]	687,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - 1.4% (continued)
Kraft Heinz Foods,
Gtd. Notes	5.20	7/15/45	270,000	[c]	332,214
Kraft Heinz Foods,
Gtd. Notes	4.38	6/1/46	360,000	[c]	393,630
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		1,148,598
Mondelez International,
Sr. Unscd. Notes	4.00	2/1/24	500,000		552,502
Mondelez International,
Sr. Unscd. Notes	6.50	2/9/40	253,000		348,290
PepsiCo,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,149,386
PepsiCo,
Sr. Unscd. Notes	2.15	10/14/20	810,000		835,232
PepsiCo,
Sr. Unscd. Notes	3.50	7/17/25	500,000		556,499
PepsiCo,
Sr. Unscd. Notes	4.88	11/1/40	500,000		623,723
PepsiCo,
Sr. Unscd. Notes	4.45	4/14/46	210,000		253,603
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000		822,097
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		757,032
Procter & Gamble,
Sr. Unscd. Bonds	6.45	1/15/26	546,000		743,509
Reynolds American,
Gtd. Notes	2.30	6/12/18	510,000		519,332
Reynolds American,
Gtd. Notes	5.70	8/15/35	240,000		303,441
Reynolds American,
Gtd. Notes	5.85	8/15/45	510,000		676,373
Sysco,
Gtd. Notes	5.38	9/21/35	350,000		426,880
Tyson Foods,
Gtd. Bonds	5.15	8/15/44	500,000		604,940
					33,002,428
Energy - 2.5%
Anadarko Petroleum,
Sr. Unscd. Notes	3.45	7/15/24	1,000,000	[b]	979,501
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000		168,164
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000		434,854
Apache,
Sr. Unscd. Notes	4.75	4/15/43	650,000		648,690
Baker Hughes,
Sr. Unscd. Notes, Ser. WI	3.20	8/15/21	286,000		300,410
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000		1,268,142
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000		808,183
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000		253,066
Canadian Natural Resources,
Sr. Unscd. Notes	3.90	2/1/25	500,000		501,513

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.5% (continued)
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000		458,716
Chevron,
Sr. Unscd. Notes	1.72	6/24/18	1,000,000		1,013,381
Chevron,
Sr. Unscd. Notes	1.79	11/16/18	675,000		685,038
Chevron,
Sr. Unscd. Notes	2.42	11/17/20	640,000		664,049
Chevron,
Sr. Unscd. Notes	2.10	5/16/21	370,000		378,581
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000		425,439
Chevron,
Sr. Unscd. Notes	3.33	11/17/25	165,000	[b]	177,628
Chevron,
Sr. Unscd. Notes	2.95	5/16/26	295,000		304,630
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000		504,092
Columbia Pipeline Group,
Gtd. Notes	3.30	6/1/20	1,000,000		1,042,150
ConocoPhillips,
Gtd. Notes	2.20	5/15/20	1,000,000	[b]	1,008,370
ConocoPhillips,
Gtd. Notes	2.40	12/15/22	500,000		486,969
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	500,000		557,752
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	500,000		625,550
ConocoPhillips,
Gtd. Notes	5.95	3/15/46	500,000		605,723
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		156,042
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000		627,717
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000		326,418
Enable Midstream Partners,
Sr. Unscd. Notes	5.00	5/15/44	500,000	[a]	416,471
Enbridge Energy Partners,
Sr. Unscd. Notes	5.88	10/15/25	500,000	[b]	551,186
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	370,000		374,271
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000		975,758
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	500,000		516,935
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		468,088
EnLink Midstream Partners,
Sr. Unscd. Notes	4.85	7/15/26	350,000		341,171
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,000,000		1,052,156
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000		622,338
Enterprise Products Operating,
Gtd. Notes	3.70	2/15/26	200,000		208,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy - 2.5% (continued)
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000	755,422
Enterprise Products Operating,
Gtd. Notes	4.90	5/15/46	500,000	532,853
EOG Resources,
Sr. Unscd. Notes	3.90	4/1/35	750,000	755,513
Exxon Mobil,
Sr. Unscd. Notes	1.44	3/1/18	500,000	503,516
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	565,000	574,232
Exxon Mobil,
Sr. Unscd. Notes	2.22	3/1/21	500,000	516,086
Exxon Mobil,
Sr. Unscd. Notes	4.11	3/1/46	500,000	563,390
Halliburton,
Sr. Unscd. Bonds	6.15	9/15/19	700,000	795,334
Halliburton,
Sr. Unscd. Bonds	3.80	11/15/25	415,000	429,337
Halliburton,
Sr. Unscd. Bonds	4.85	11/15/35	390,000	426,238
Halliburton,
Sr. Unscd. Bonds	5.00	11/15/45	475,000	520,519
Hess,
Sr. Unscd. Bonds	8.13	2/15/19	1,200,000	1,356,910
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	210,055
HollyFrontier,
Sr. Unscd. Bonds	5.88	4/1/26	480,000	519,636
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	704,764
Kinder Morgan,
Gtd. Notes	5.30	12/1/34	1,000,000	1,009,892
Kinder Morgan Energy Partners,
Gtd. Notes	4.15	3/1/22	1,000,000	1,044,663
Kinder Morgan Energy Partners,
Gtd. Notes	3.50	9/1/23	500,000	498,469
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/31	350,000	405,339
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	300,000	286,290
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000	524,213
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	550,000	566,769
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	500,000	438,900
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000	153,223
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000	572,275
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	1,000,000	1,025,630
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000	1,859,028
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000	531,906

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.5% (continued)
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000		66,555
Phillips 66,
Gtd. Notes	4.88	11/15/44	202,000		222,360
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	1,000,000		1,054,805
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	750,000		735,391
Regency Energy Partners,
Gtd. Notes	4.50	11/1/23	750,000		750,203
Shell International Finance,
Gtd. Notes	4.30	9/22/19	1,600,000		1,744,002
Shell International Finance,
Gtd. Notes	1.88	5/10/21	485,000		488,171
Shell International Finance,
Gtd. Notes	3.25	5/11/25	560,000		591,366
Shell International Finance,
Gtd. Notes	2.88	5/10/26	185,000		188,960
Shell International Finance,
Gtd. Notes	4.13	5/11/35	260,000		281,985
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000		669,201
Shell International Finance,
Gtd. Notes	4.38	5/11/45	620,000		674,549
Shell International Finance,
Gtd. Notes	4.00	5/10/46	255,000		263,212
Spectra Energy Capital,
Gtd. Notes	8.00	10/1/19	225,000		260,877
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	400,000		482,616
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000		1,759,941
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000		1,026,780
Statoil,
Gtd. Notes	6.80	1/15/28	350,000		468,386
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000		1,246,248
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	200,000		197,899
Sunoco Logistics Partners Operations,
Gtd. Notes	4.95	1/15/43	200,000		190,999
Tennessee Gas Pipeline,
Gtd. Debs.	7.00	10/15/28	390,000		452,315
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/37	70,000		84,563
Total Capital,
Gtd. Notes	2.13	8/10/18	750,000		764,220
Total Capital,
Gtd. Notes	4.45	6/24/20	900,000		997,870
Total Capital International,
Gtd. Notes	2.75	6/19/21	500,000		524,284
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000	[b]	374,624
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000		542,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.5% (continued)
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000		91,528
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000		963,929
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000		209,858
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/37	615,000		684,291
Williams Partners,
Sr. Unscd. Notes	4.13	11/15/20	1,000,000		1,012,966
Williams Partners,
Sr. Unscd. Notes	4.00	9/15/25	100,000		95,567
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000		818,898
XTO Energy,
Gtd. Notes	6.75	8/1/37	625,000		938,527
					60,938,721
Financials - 8.7%
Ace Ina Holdings,
Gtd. Notes	3.35	5/15/24	250,000		270,549
AEP Texas Central Transition Funding,
Sr. Scd. Bonds, Ser. A-4	5.17	1/1/20	132,247		136,888
Affiliated Managers Group,
Sr. Unscd. Notes	3.50	8/1/25	500,000		503,950
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000		649,432
Air Lease,
Sr. Unscd. Notes	2.13	1/15/18	500,000		500,365
Air Lease,
Sr. Unscd. Notes	3.38	1/15/19	350,000		362,425
Air Lease,
Sr. Unscd. Notes	3.75	2/1/22	100,000		103,673
Alexandria Real Estate Equities,
Gtd. Notes	2.75	1/15/20	500,000		505,163
Allstate,
Sub. Debs.	5.75	8/15/53	300,000	[a]	315,563
American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,000,000		1,005,482
American Express,
Sub. Notes	3.63	12/5/24	500,000		522,665
American Express Credit,
Sr. Unscd. Notes	1.55	9/22/17	500,000		502,407
American Express Credit,
Sr. Unscd. Notes	2.25	8/15/19	750,000		768,739
American Honda Finance,
Sr. Unscd. Bonds	2.15	3/13/20	750,000		772,408
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	900,000		1,011,100
American International Group,
Sr. Unscd. Notes	3.90	4/1/26	750,000		787,330
American International Group,
Sr. Unscd. Notes	3.88	1/15/35	500,000		489,715
American Tower,
Sr. Unscd. Notes	4.50	1/15/18	500,000		522,745
American Tower,
Sr. Unscd. Notes	3.40	2/15/19	580,000		607,792

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.7% (continued)
Aon,
Gtd. Notes	4.60	6/14/44	500,000	539,669
Australia & New Zealand Banking Group,
Sr. Unscd. Notes	2.30	6/1/21	350,000	357,151
AvalonBay Communities,
Sr. Unscd. Notes	4.20	12/15/23	750,000	831,349
AXA,
Sub. Bonds	8.60	12/15/30	165,000	232,785
Bank of America,
Sr. Unscd. Bonds	2.63	4/19/21	1,110,000	1,132,218
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,754,053
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000	1,032,075
Bank of America,
Sr. Unscd. Notes	1.95	5/12/18	1,000,000	1,007,077
Bank of America,
Sr. Unscd. Notes	1.75	6/5/18	500,000	503,784
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000	908,334
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000	1,043,969
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	1,000,000	1,087,632
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	1,030,000	1,077,769
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000	596,216
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	400,000	409,657
Bank of America,
Sub. Notes	4.20	8/26/24	800,000	843,716
Bank of America,
Sub. Notes	4.75	4/21/45	500,000	535,937
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	900,000	931,661
Bank of Montreal,
Sr. Unscd. Notes	1.80	7/31/18	500,000	506,078
Bank of Nova Scotia,
Sr. Unscd. Notes	2.80	7/21/21	1,000,000	1,049,967
Bank of Nova Scotia,
Sub. Notes	4.50	12/16/25	1,000,000	1,065,833
Barclays,
Sr. Unscd. Notes	3.65	3/16/25	750,000	742,213
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000	207,482
Barclays Bank,
Sub. Notes	5.14	10/14/20	1,000,000	1,079,731
BB&T,
Sr. Unscd. Notes	2.45	1/15/20	1,000,000	1,031,513
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	1,770,000	1,924,149
Berkshire Hathaway,
Sr. Unscd. Notes	2.10	8/14/19	500,000	514,600
Berkshire Hathaway,
Sr. Unscd. Notes	2.20	3/15/21	600,000	621,566

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.7% (continued)
Berkshire Hathaway,
Sr. Unscd. Notes	2.75	3/15/23	500,000	521,794
Berkshire Hathaway,
Sr. Unscd. Notes	3.13	3/15/26	500,000	533,027
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000	924,475
Blackrock,
Sr. Unscd. Notes	3.50	3/18/24	500,000	550,080
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	559,277
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,586,673
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,000,000	1,148,693
BPCE,
Gtd. Notes	2.50	7/15/19	1,000,000	1,024,947
BPCE,
Gtd. Notes	4.00	4/15/24	200,000	220,022
Branch Banking & Trust,
Sr. Unscd. Notes	1.35	10/1/17	500,000	501,618
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/25	500,000	518,983
Capital One Financial,
Sr. Unscd. Notes	2.45	4/24/19	1,000,000	1,023,085
Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/21	730,000	816,058
CBL & Associates,
Gtd. Notes	5.25	12/1/23	200,000	198,419
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	745,226
Citigroup,
Sr. Unscd. Notes	2.15	7/30/18	940,000	951,524
Citigroup,
Sr. Unscd. Notes	2.40	2/18/20	1,250,000	1,270,431
Citigroup,
Sr. Unscd. Notes	2.65	10/26/20	1,750,000	1,794,042
Citigroup,
Sr. Unscd. Notes	3.75	6/16/24	1,000,000	1,068,423
Citigroup,
Sr. Unscd. Notes	4.60	3/9/26	500,000	538,968
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000	128,555
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	500,000	571,380
Citigroup,
Sub. Notes	4.05	7/30/22	1,750,000	1,862,117
Citigroup,
Sub. Notes	5.50	9/13/25	500,000	570,374
Citigroup,
Sub. Notes	4.13	7/25/28	500,000	511,293
Citizens Bank,
Sr. Unscd. Notes	2.45	12/4/19	1,000,000	1,019,632
CME Group,
Sr. Unscd. Notes	3.00	3/15/25	500,000	534,548
Comerica,
Sub. Notes	3.80	7/22/26	500,000	525,531

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.7% (continued)
Commonwealth Bank of Australia,
Sr. Unscd. Bonds	1.40	9/8/17	500,000	501,550
Commonwealth Bank of Australia,
Sr. Unscd. Notes	2.50	9/20/18	650,000	665,452
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	1,000,000	1,082,012
Credit Suisse,
Sr. Unscd. Notes	3.63	9/9/24	500,000	521,243
Credit Suisse,
Sub. Notes	6.00	2/15/18	1,000,000	1,058,625
Credit Suisse Group Funding,
Gtd. Notes	3.13	12/10/20	500,000	504,552
Credit Suisse Group Funding,
Gtd. Notes	3.75	3/26/25	1,000,000	1,001,478
Credit Suisse Group Funding,
Gtd. Notes	4.88	5/15/45	280,000	299,983
Crown Castle International,
Sr. Unscd. Notes	3.70	6/15/26	280,000	295,628
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	333,782
DDR,
Sr. Unscd. Notes	3.38	5/15/23	1,000,000	1,006,856
Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	1,000,000	998,237
Discover Bank,
Sr. Unscd. Bonds	2.00	2/21/18	500,000	502,229
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	800,000	856,642
Discover Bank,
Sr. Unscd. Notes	3.45	7/27/26	500,000	504,950
ERP Operating,
Sr. Unscd. Notes	2.38	7/1/19	1,000,000	1,026,311
Federal Realty Investment,
Sr. Unscd. Notes	4.50	12/1/44	400,000	465,027
Fidelity National Information Services,
Gtd. Notes	2.00	4/15/18	500,000	502,659
Fidelity National Information Services,
Sr. Unscd. Notes	3.63	10/15/20	450,000	478,099
Fidelity National Information Services,
Sr. Unscd. Notes	5.00	10/15/25	350,000	405,925
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	1,000,000	1,060,633
First American Financial,
Sr. Unscd. Notes	4.60	11/15/24	500,000	525,581
First Republic Bank,
Sr. Unscd. Bonds	2.38	6/17/19	500,000	505,345
First Tennessee Bank,
Sr. Unscd. Notes	2.95	12/1/19	500,000	504,933
Fiserv,
Gtd. Notes	4.63	10/1/20	400,000	441,090
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000	506,079
Ford Motor Credit,
Sr. Unscd. Notes	2.24	6/15/18	1,070,000	1,082,657
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	971,000	1,159,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.7% (continued)
Ford Motor Credit,
Sr. Unscd. Notes	3.20	1/15/21	750,000	780,097
Ford Motor Credit,
Sr. Unscd. Notes	3.34	3/18/21	500,000	522,325
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	1,250,000	1,366,422
GE Capital International Funding,
Gtd. Notes	2.34	11/15/20	1,000,000	1,037,943
GE Capital International Funding,
Gtd. Notes	4.42	11/15/35	2,250,000	2,594,830
General Electric Capital,
Gtd. Bonds	5.63	9/15/17	1,000,000	1,052,900
General Electric Capital,
Gtd. Bonds	2.20	1/9/20	500,000	516,048
General Electric Capital,
Gtd. Notes	5.63	5/1/18	1,335,000	1,444,721
General Electric Capital,
Gtd. Notes	4.65	10/17/21	1,400,000	1,605,608
General Electric Capital,
Gtd. Notes	3.10	1/9/23	1,000,000	1,070,713
General Motors Financial,
Gtd. Notes	2.40	4/10/18	910,000	918,297
General Motors Financial,
Gtd. Notes	3.20	7/13/20	500,000	510,082
General Motors Financial,
Gtd. Notes	4.38	9/25/21	500,000	536,459
General Motors Financial,
Gtd. Notes	4.30	7/13/25	500,000	524,414
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	1,000,000	1,064,515
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	731,309
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,000,000	1,025,468
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	1,000,000	1,116,858
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/20	500,000	512,198
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	500,000	513,836
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	1,062,152
Goldman Sachs Group,
Sr. Unscd. Notes	3.75	5/22/25	1,000,000	1,057,731
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	605,844
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	1,000,000	1,323,134
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	130,000	137,661
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	1,500,000	1,930,264
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	422,828
HCP,
Sr. Unscd. Notes	4.20	3/1/24	750,000	779,417

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.7% (continued)
Health Care REIT,
Sr. Unscd. Notes	4.95	1/15/21	600,000	667,144
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	570,422
HSBC Holdings,
Sr. Unscd. Notes	3.40	3/8/21	600,000	622,723
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,671,492
HSBC Holdings,
Sr. Unscd. Notes	4.30	3/8/26	600,000	644,404
HSBC Holdings,
Sr. Unscd. Notes	3.90	5/25/26	295,000	306,214
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000	521,895
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,717,394
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	707,714
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.35	11/13/17	500,000	504,376
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.91	11/13/20	750,000	768,548
Intercontinental Exchange Group,
Gtd. Notes	4.00	10/15/23	350,000	383,225
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000	439,118
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	275,808
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	39,192
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000	531,909
John Deere Capital,
Sr. Unscd. Notes	1.55	12/15/17	750,000	757,384
John Deere Capital,
Sr. Unscd. Notes	1.35	1/16/18	400,000	402,127
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	2,040,573
John Deere Capital,
Sr. Unscd. Notes	2.80	3/6/23	500,000	527,690
JPMorgan Chase & Co.,
Sr. Unscd. Bonds	6.00	1/15/18	500,000	533,733
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.85	3/22/19	1,000,000	1,011,177
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,689,258
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.25	10/15/20	500,000	544,468
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.40	6/7/21	1,240,000	1,263,533
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	1,047,542
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.13	1/23/25	1,500,000	1,543,417
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.90	7/15/25	750,000	815,974

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.7% (continued)
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.30	4/1/26	1,000,000		1,042,007
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000		908,476
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	1,000,000		1,055,874
JPMorgan Chase & Co.,
Sub. Notes	4.13	12/15/26	500,000		538,855
JPMorgan Chase Bank,
Sub. Notes	6.00	10/1/17	150,000		157,965
KeyBank,
Sr. Unscd. Notes	3.30	6/1/25	400,000		426,632
KeyBank,
Sub. Notes	6.95	2/1/28	100,000		132,077
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000		260,858
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000		255,838
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000		268,171
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	200,000		213,838
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	500,000		515,983
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	575,000		692,241
Lloyds Bank,
Gtd. Notes	1.75	3/16/18	500,000		499,707
Lloyds Bank,
Gtd. Notes	2.05	1/22/19	1,000,000		1,004,366
Lloyds Bank,
Gtd. Notes	2.40	3/17/20	500,000		509,752
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000		253,523
Manufacturers & Traders Trust Co.,
Sr. Unscd. Notes	2.10	2/6/20	500,000		508,480
Marsh & McLennan Cos.,
Sr. Unscd. Notes	2.35	3/6/20	500,000		512,802
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000		347,434
Mastercard,
Sr. Unscd. Notes	2.00	4/1/19	500,000		511,833
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		167,377
MetLife,
Sr. Unscd. Debs.	1.90 1	2/15/17	1,000,000	[a]	1,007,955
MetLife,
Sr. Unscd. Notes	3.60	4/10/24	250,000		265,785
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	700,000		919,923
MetLife,
Sr. Unscd. Notes	4.05	3/1/45	750,000		755,442
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000		432,452
Morgan Stanley,
Sr. Unscd. Bonds	3.88	1/27/26	1,000,000		1,069,872

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.7% (continued)
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	1,200,000	1,300,678
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	1,000,000	1,010,625
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,492,559
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	1,000,000	1,118,475
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000	535,173
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	500,000	540,331
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	417,670
Morgan Stanley,
Sr. Unscd. Notes	6.38	7/24/42	700,000	971,770
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000	1,057,847
Morgan Stanley,
Sub. Notes	3.95	4/23/27	1,000,000	1,035,666
MUFG Americas Holdings Corp.,
Sr. Unscd. Notes	1.63	2/9/18	500,000	501,024
MUFG Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000	510,479
Nasdaq,
Sr. Unscd. Notes	4.25	6/1/24	500,000	535,750
National Australia Bank,
Sr. Unscd. Bonds	2.50	7/12/26	500,000	497,396
National Australia Bank,
Sr. Unscd. Notes	2.63	7/23/20	260,000	269,205
National Australia Bank,
Sr. Unscd. Notes	2.63	1/14/21	500,000	517,768
National City,
Sub. Notes	6.88	5/15/19	600,000	678,950
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	500,000	531,467
National Rural Utilities Cooperative
Finance,
Coll. Trust Bonds	5.45	2/1/18	1,100,000	1,170,237
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	700,000	810,271
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000	950,980
Omega Healthcare Investors,
Gtd. Notes	4.50	1/15/25	300,000	303,692
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000	177,526
PNC Bank,
Sr. Unscd. Notes	2.60	7/21/20	1,000,000	1,039,219
PNC Bank,
Sub. Notes	3.80	7/25/23	1,000,000	1,089,183
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	286,313
ProAssurance,
Sr. Unscd. Notes	5.30	11/15/23	350,000	378,007
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	132,934

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.7% (continued)
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	500,000	588,532
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	2,000,000	2,177,804
Rabobank Nederland,
Gtd. Notes	2.50	1/19/21	1,500,000	1,549,411
Rabobank Nederland,
Gtd. Notes	3.95	11/9/22	1,000,000	1,056,657
Rabobank Nederland,
Gtd. Notes	5.25	5/24/41	500,000	651,801
Realty Income,
Sr. Unscd. Notes	2.00	1/31/18	200,000	201,647
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000	528,808
Regions Financial,
Sr. Unscd. Notes	2.00	5/15/18	585,000	587,042
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000	381,465
Royal Bank of Canada,
Sr. Unscd. Bonds	2.15	3/6/20	750,000	765,741
Royal Bank of Canada,
Sr. Unscd. Notes	1.40	10/13/17	1,000,000	1,002,560
Royal Bank of Canada,
Sr. Unscd. Notes	1.80	7/30/18	250,000	252,419
Royal Bank of Canada,
Sr. Unscd. Notes	2.00	12/10/18	500,000	505,896
Santander Bank,
Sr. Unscd. Notes	2.00	1/12/18	500,000	501,041
Santander UK,
Sr. Unscd. Notes	3.05	8/23/18	800,000	820,381
Santander UK,
Sr. Unscd. Notes	2.38	3/16/20	750,000	757,471
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	10/16/20	1,000,000	1,010,662
Simon Property Group,
Sr. Unscd. Notes	2.20	2/1/19	500,000	511,615
Simon Property Group,
Sr. Unscd. Notes	2.50	7/15/21	750,000	777,446
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	500,000	744,931
State Street,
Sr. Unscd. Notes	2.55	8/18/20	310,000	322,776
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000	277,995
State Street,
Sr. Unscd. Notes	3.55	8/18/25	290,000	319,253
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	216,344
Sumitomo Mitsui Banking,
Gtd. Bonds	3.00	1/18/23	290,000	300,909
Sumitomo Mitsui Banking,
Gtd. Notes	1.50	1/18/18	390,000	390,337
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.78	3/9/26	1,000,000	1,096,275
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	2.63	7/14/26	500,000	494,141

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.7% (continued)
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000	513,841
SunTrust Banks,
Sr. Unscd. Notes	2.35	11/1/18	500,000	509,468
Svenska Handelsbanken,
Gtd. Notes	2.25	6/17/19	1,000,000	1,023,569
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/24	1,000,000	1,058,146
Tanger Properties,
Sr. Unscd. Notes	3.75	12/1/24	500,000	517,971
TD Ameritrade Holding,
Sr. Unscd. Notes	2.95	4/1/22	500,000	522,204
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000	771,863
Toronto-Dominion Bank,
Sr. Unscd. Notes	1.63	3/13/18	1,000,000	1,008,336
Toronto-Dominion Bank,
Sr. Unscd. Notes	2.50	12/14/20	500,000	517,719
Toyota Motor Credit,
Sr. Unscd. Bonds	1.70	2/19/19	500,000	507,335
Toyota Motor Credit,
Sr. Unscd. Notes	1.45	1/12/18	500,000	502,849
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	500,000	513,457
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000	1,050,801
Travelers Cos.,
Sr. Unscd. Notes	5.90	6/2/19	500,000	561,910
Travelers Cos.,
Sr. Unscd. Notes	3.90	11/1/20	1,000,000	1,095,713
Trinity Acquisition,
Gtd. Notes	3.50	9/15/21	500,000	525,077
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000	1,487,795
UBS AG Stamford,
Sr. Unscd. Notes	1.38	8/14/17	500,000	500,637
UBS AG Stamford,
Sr. Unscd. Notes	1.80	3/26/18	1,000,000	1,007,059
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000	514,091
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	356,757
Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000	1,027,927
Visa,
Sr. Unscd. Notes	2.20	12/14/20	740,000	766,053
Visa,
Sr. Unscd. Notes	3.15	12/14/25	710,000	763,746
Visa,
Sr. Unscd. Notes	4.15	12/14/35	270,000	311,072
Visa,
Sr. Unscd. Notes	4.30	12/14/45	475,000	565,646
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/22	250,000	255,894
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	840,000	889,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.7% (continued)
Wells Fargo & Co.,
Sr. Unscd. Notes	1.50	1/16/18	500,000	502,684
Wells Fargo & Co.,
Sr. Unscd. Notes	2.15	1/15/19	1,250,000	1,275,704
Wells Fargo & Co.,
Sr. Unscd. Notes	2.10	7/26/21	1,620,000	1,629,417
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	2/19/25	980,000	1,013,587
Wells Fargo & Co.,
Sr. Unscd. Notes	3.55	9/29/25	500,000	538,044
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	4/22/26	1,000,000	1,028,901
Wells Fargo & Co.,
Sub. Notes	4.10	6/3/26	500,000	542,527
Wells Fargo & Co.,
Sub. Notes	5.38	11/2/43	500,000	598,987
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	1,000,000	1,095,010
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000	524,343
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	700,000	774,835
Westpac Banking,
Sr. Unscd. Notes	2.60	11/23/20	1,500,000	1,554,319
Westpac Banking,
Sr. Unscd. Notes	2.85	5/13/26	200,000	205,630
Westpac Banking,
Sub. Bonds	4.63	6/1/18	500,000	526,734
Weyerhaeuser,
Sr. Unscd. Debs.	7.38	3/15/32	500,000	680,752
XLIT,
Gtd. Notes	6.38	11/15/24	700,000	841,874
				211,103,554
Foreign/Governmental - 4.3%
African Development Bank,
Sr. Unscd. Notes	1.38	2/12/20	500,000	504,842
African Development Bank,
Sr. Unscd. Notes	2.38	9/23/21	1,000,000	1,053,356
AID-Israel,
Gtd. Bonds	5.50	9/18/23	450,000	568,156
Asian Development Bank,
Sr. Unscd. Bonds	2.13	3/19/25	500,000	521,230
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000	1,789,436
Asian Development Bank,
Sr. Unscd. Notes	1.88	4/12/19	1,000,000	1,025,130
Asian Development Bank,
Sr. Unscd. Notes	2.00	1/22/25	1,000,000	1,032,103
Canadian Government,
Sr. Unscd. Bonds	1.63	2/27/19	1,000,000	1,020,163
Chilean Government,
Sr. Unscd. Notes	3.13	3/27/25	1,000,000	1,075,000
Colombian Government,
Sr. Unscd. Bonds	8.13	5/21/24	500,000	651,250
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000	576,250

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental - 4.3% (continued)
Colombian Government,
Sr. Unscd. Bonds	5.00	6/15/45	500,000	516,250
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	1,000,000	1,139,500
Corporacion Andina de Fomento,
Sr. Unscd. Notes	8.13	6/4/19	1,000,000	1,186,250
Council of Europe,
Sr. Unscd. Notes	1.75	11/14/19	500,000	511,183
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	1,000,000	1,007,000
European Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.75	6/14/19	500,000	510,623
European Investment Bank,
Sr. Unscd. Bonds	1.00	8/17/17	1,000,000	1,002,095
European Investment Bank,
Sr. Unscd. Bonds	2.88	9/15/20	2,000,000	2,137,562
European Investment Bank,
Sr. Unscd. Notes	1.00	12/15/17	1,000,000	1,002,101
European Investment Bank,
Sr. Unscd. Notes	1.25	5/15/18	750,000	755,507
European Investment Bank,
Sr. Unscd. Notes	1.88	3/15/19	1,000,000	1,024,233
European Investment Bank,
Sr. Unscd. Notes	1.25	5/15/19	2,560,000	2,581,123
European Investment Bank,
Sr. Unscd. Notes	1.75	6/17/19	1,500,000	1,532,556
European Investment Bank,
Sr. Unscd. Notes	2.00	3/15/21	1,500,000	1,552,302
European Investment Bank,
Sr. Unscd. Notes	1.88	2/10/25	1,000,000	1,019,272
Export Development Canada,
Sr. Unscd. Bonds	1.75	8/19/19	400,000	409,581
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000	1,030,318
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.00	1/14/24	1,500,000	1,679,490
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000	34,955
FMS Wertmanagement,
Gov't Gtd. Notes	1.75	3/17/20	750,000	766,528
Inter-American Development Bank,
Sr. Unscd. Notes	0.88	3/15/18	500,000	501,170
Inter-American Development Bank,
Sr. Unscd. Notes	3.88	9/17/19	2,000,000	2,173,188
Inter-American Development Bank,
Sr. Unscd. Notes	1.75	10/15/19	1,000,000	1,020,761
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000	578,173
International Bank for Reconstruction and
Development,
Sr. Unscd. Bonds	7.63	1/19/23	700,000	971,434
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.00	11/15/17	1,290,000	1,294,683

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 4.3% (continued)
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.38	4/10/18	500,000		504,578
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	0.88	7/19/18	1,325,000		1,327,735
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.00	10/5/18	730,000		732,759
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.88	3/15/19	500,000		513,003
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.38	5/24/21	665,000		669,768
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.88	10/7/22	350,000		358,793
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.75	4/19/23	2,000,000		2,042,886
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	2.50	7/29/25	1,000,000		1,073,549
International Finance,
Sr. Unscd. Notes	2.13	1/17/17	2,100,000		2,135,784
Japan Bank for International Cooperation,
Gtd. Bonds	1.88	7/21/26	500,000		503,791
Japan Bank for International Cooperation,
Gtd. Notes	1.88	4/20/21	490,000		498,161
Japan Bank for International Cooperation,
Gtd. Notes	2.75	1/21/26	1,500,000		1,628,997
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	1,100,000		1,178,588
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000		2,750,167
KFW,
Gov't Gtd. Bonds	2.50	11/20/24	500,000		536,396
KFW,
Gov't Gtd. Bonds	0.00	6/29/37	250,000	[d]	151,313
KFW,
Gov't Gtd. Notes	1.00	1/26/18	500,000		501,422
KFW,
Gov't Gtd. Notes	1.13	11/16/18	1,000,000		1,005,903
KFW,
Gov't Gtd. Notes	1.50	2/6/19	1,000,000		1,014,989
KFW,
Gov't Gtd. Notes	4.88	6/17/19	1,000,000		1,111,676
KFW,
Gov't Gtd. Notes	1.75	10/15/19	1,000,000		1,023,942
KFW,
Gov't Gtd. Notes	1.63	3/15/21	1,900,000		1,940,369
KFW,
Gov't Gtd. Notes	1.50	6/15/21	765,000		775,259
KFW,
Gov't Gtd. Notes	2.00	5/2/25	1,100,000		1,137,561

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental - 4.3% (continued)
KFW,
Gtd. Notes	1.00	7/15/19	500,000	500,568
Korea Finance,
Sr. Unscd. Notes	2.88	8/22/18	500,000	514,804
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	1.88	9/17/18	1,000,000	1,020,285
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	2.38	6/10/25	500,000	531,465
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	950,000	1,059,487
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/22	500,000	529,250
Mexican Government,
Sr. Unscd. Notes	3.60	1/30/25	250,000	262,188
Mexican Government,
Sr. Unscd. Notes	6.75	9/27/34	1,340,000	1,829,100
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	850,000	1,023,187
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	1,000,000	1,056,250
Nordic Investment Bank,
Sr. Unscd. Notes	1.13	3/19/18	750,000	753,685
OeKB,
Gov't Gtd. Notes	1.63	3/12/19	500,000	507,746
OeKB,
Gov't Gtd. Notes	1.50	10/21/20	1,280,000	1,292,174
Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000	220,900
Panamanian Government,
Sr. Unscd. Bonds	3.75	3/16/25	500,000	532,500
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000	951,125
Peruvian Government,
Sr. Unscd. Bonds	7.35	7/21/25	1,000,000	1,367,500
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	370,000	506,900
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	1,000,000	1,038,950
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	1,000,000	909,890
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000	540,750
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	1,000,000	1,020,000
Petroleos Mexicanos,
Gtd. Notes	5.63	1/23/46	750,000	689,887
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000	468,790
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000	1,324,727
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000	1,389,934
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000	667,727
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	950,000	1,083,478

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 4.3% (continued)
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,606,129
Province of British Columbia Canada,
Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/26	925,000		1,268,323
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/21	450,000		595,256
Province of Manitoba Canada,
Unscd. Debs., Ser. CB	8.80	1/15/20	10,000		12,281
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,497,609
Province of Quebec Canada,
Bonds, Ser. NJ	7.50	7/15/23	200,000		268,108
Province of Quebec Canada,
Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		841,774
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,159,400
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	600,000		672,627
South African Government,
Sr. Unscd. Notes	4.67	1/17/24	1,000,000		1,056,524
South African Government,
Sr. Unscd. Notes	4.88	4/14/26	500,000		529,625
Swedish Export Credit,
Sr. Unscd. Notes	1.88	6/17/19	400,000		408,409
Turkish Government,
Sr. Unscd. Bonds	4.25	4/14/26	1,450,000		1,409,074
Turkish Government,
Sr. Unscd. Notes	7.00	3/11/19	500,000		543,978
Turkish Government,
Sr. Unscd. Notes	3.25	3/23/23	800,000		753,428
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	600,000		782,418
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	1,000,000		929,655
Turkish Government,
Unscd. Notes	6.63	2/17/45	900,000		1,044,225
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		417,150
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000	[b]	826,125
					104,087,508
Health Care - 2.8%
Abbott Laboratories,
Sr. Unscd. Notes	4.13	5/27/20	500,000		548,158
Abbott Laboratories,
Sr. Unscd. Notes	2.55	3/15/22	500,000		513,050
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	1,140,000		1,149,839
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	1,500,000		1,554,064
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	170,000		180,670
AbbVie,
Sr. Unscd. Notes	3.20	5/14/26	450,000		462,667
AbbVie,
Sr. Unscd. Notes	4.30	5/14/36	235,000		247,023

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.8% (continued)
AbbVie,
Sr. Unscd. Notes	4.40	11/6/42	1,000,000		1,059,958
AbbVie,
Sr. Unscd. Notes	4.45	5/14/46	160,000		171,038
Actavis Funding,
Gtd. Notes	3.00	3/12/20	795,000		828,037
Actavis Funding,
Gtd. Notes	3.45	3/15/22	750,000		790,184
Actavis Funding,
Gtd. Notes	4.75	3/15/45	750,000		834,915
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	500,000		536,479
Aetna,
Sr. Unscd. Notes	2.40	6/15/21	455,000		464,545
Aetna,
Sr. Unscd. Notes	3.20	6/15/26	435,000		447,050
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		413,689
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	500,000		568,668
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000		2,214,810
Amgen,
Sr. Unscd. Notes	4.40	5/1/45	410,000		449,146
Amgen,
Sr. Unscd. Notes	4.66	6/15/51	671,000	[c]	725,639
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	750,000		761,236
Anthem,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000		1,776,667
AstraZeneca,
Sr. Unscd. Notes	2.38	11/16/20	350,000		359,914
AstraZeneca,
Sr. Unscd. Notes	3.38	11/16/25	285,000		306,148
AstraZeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		725,702
AstraZeneca,
Sr. Unscd. Notes	4.38	11/16/45	205,000		230,677
Baxalta,
Gtd. Notes	4.00	6/23/25	400,000		426,529
Baxalta,
Gtd. Notes	5.25	6/23/45	350,000		405,959
Baxalta,
Sr. Unscd. Notes	2.88	6/23/20	240,000		243,535
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,000,000		1,049,408
Becton Dickinson,
Sr. Unscd. Notes	3.88	5/15/24	650,000		702,576
Biogen,
Sr. Unscd. Notes	4.05	9/15/25	500,000		548,574
Biogen,
Sr. Unscd. Notes	5.20	9/15/45	240,000		288,355
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	950,000		1,081,745
Bristol-Myers Squibb,
Sr. Unscd. Notes	2.00	8/1/22	750,000		767,506

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Health Care - 2.8% (continued)
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000	604,187
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	500,000	528,070
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000	329,493
Celgene,
Sr. Unscd. Notes	2.25	5/15/19	500,000	510,657
Celgene,
Sr. Unscd. Notes	4.00	8/15/23	750,000	812,439
Celgene,
Sr. Unscd. Notes	3.88	8/15/25	190,000	206,590
Celgene,
Sr. Unscd. Notes	5.00	8/15/45	450,000	526,172
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,150,000	1,270,798
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000	625,371
Dignity Health,
Scd. Bonds	2.64	11/1/19	1,000,000	1,028,546
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000	1,003,684
Express Scripts Holdings,
Gtd. Notes	3.40	3/1/27	500,000	509,406
Express Scripts Holdings,
Gtd. Notes	4.80	7/15/46	500,000	536,256
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/21	1,000,000	1,124,229
Gilead Sciences,
Sr. Unscd. Notes	4.60	9/1/35	190,000	217,758
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/44	500,000	586,979
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	500,000	586,486
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000	799,241
GlaxoSmithKline Capital,
Gtd. Notes	2.80	3/18/23	628,000	665,742
GlaxoSmithKline Capital,
Gtd. Notes	4.20	3/18/43	500,000	592,222
Humana,
Sr. Unscd. Notes	3.85	10/1/24	1,000,000	1,076,081
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000	223,461
Johnson & Johnson,
Sr. Unscd. Notes	1.65	3/1/21	525,000	536,456
Johnson & Johnson,
Sr. Unscd. Notes	2.45	3/1/26	380,000	396,109
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000	709,906
Johnson & Johnson,
Sr. Unscd. Notes	3.70	3/1/46	350,000	406,891
Laboratory Corp of America Holdings,
Sr. Unscd. Notes	4.00	11/1/23	750,000	813,862
McKesson,
Sr. Unscd. Notes	4.75	3/1/21	500,000	557,969

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.8% (continued)
Medtronic,
Gtd. Notes	3.50	3/15/25	1,050,000		1,151,547
Medtronic,
Gtd. Notes	4.63	3/15/44	1,000,000		1,225,356
Medtronic,
Gtd. Notes	4.63	3/15/45	500,000		613,764
Memorial Sloan-Kettering Cancer Center,
Sr. Unscd. Notes	4.13	7/1/52	300,000		336,366
Memorial Sloan-Kettering Cancer Center,
Sr. Unscd. Notes	4.20	7/1/55	500,000		579,602
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	[a]	970,858
Merck & Co.,
Sr. Unscd. Notes	1.30	5/18/18	914,000		922,536
Merck & Co.,
Sr. Unscd. Notes	2.75	2/10/25	500,000		527,182
Merck & Co.,
Sr. Unscd. Notes	3.70	2/10/45	350,000		374,456
Merck Sharp & Dohme,
Gtd. Debs.	6.40	3/1/28	150,000		204,529
Mylan,
Gtd. Notes	3.15	6/15/21	430,000	[c]	444,172
Mylan,
Gtd. Notes	3.95	6/15/26	270,000	[c]	283,622
Mylan,
Gtd. Notes	5.40	11/29/43	300,000		337,599
Novartis Capital,
Gtd. Notes	4.40	5/6/44	940,000		1,152,536
Perrigo,
Sr. Unscd. Notes	2.30	11/8/18	500,000		502,545
Perrigo Finance Unlimited,
Gtd. Notes	4.38	3/15/26	500,000		539,311
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	1,000,000		1,128,512
Pfizer,
Sr. Unscd. Notes	2.10	5/15/19	1,000,000		1,025,842
Pfizer,
Sr. Unscd. Notes	1.95	6/3/21	355,000		361,481
Pfizer,
Sr. Unscd. Notes	2.75	6/3/26	470,000		490,692
Pfizer,
Sr. Unscd. Notes	4.30	6/15/43	500,000		575,038
Quest Diagnostics,
Sr. Unscd. Notes	4.25	4/1/24	300,000		329,320
Quest Diagnostics,
Sr. Unscd. Notes	3.50	3/30/25	500,000		525,742
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	900,000		999,537
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000		520,784
Stryker,
Sr. Unscd. Bonds	4.38	5/15/44	500,000		553,871
Stryker,
Sr. Unscd. Notes	3.50	3/15/26	500,000		537,614
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	5,000		6,473

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.8% (continued)
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	500,000		506,198
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	2.80	7/21/23	1,000,000		1,019,309
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	3.15	10/1/26	1,000,000		1,024,064
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000		611,890
UnitedHealth Group,
Sr. Unscd. Notes	2.88	12/15/21	350,000		370,854
UnitedHealth Group,
Sr. Unscd. Notes	3.75	7/15/25	330,000		367,716
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000		1,223,013
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	280,000		350,316
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		276,558
Zimmer Biomet Holdings,
Sr. Unscd. Notes	2.00	4/1/18	500,000		503,242
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	500,000		526,469
Zimmer Biomet Holdings,
Sr. Unscd. Notes	4.25	8/15/35	500,000		526,762
Zoetis,
Sr. Unscd. Notes	1.88	2/1/18	500,000		502,346
					66,648,845
Industrials - 1.4%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000		1,036,181
American Airlines 16-1 AA PTT,
Scd. Notes	3.58	7/15/29	543,665		585,119
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	1,500,000		1,688,676
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		137,462
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000		151,156
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000		899,344
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/44	750,000		902,243
Canadian National Railway,
Sr. Unscd. Notes	6.71	7/15/36	650,000		956,970
Canadian Pacific Railway,
Sr. Unscd. Notes	4.50	1/15/22	1,000,000		1,105,043
Canadian Pacific Railway,
Sr. Unscd. Notes	6.13	5/15/45	220,000		278,389
Caterpillar,
Sr. Unscd. Bonds	6.05	8/15/36	237,000		321,526
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	1,550,000		1,616,658
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	500,000	[b]	572,220

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Industrials - 1.4% (continued)
CSX,
Sr. Unscd. Notes	3.70	11/1/23	500,000	545,978
CSX,
Sr. Unscd. Notes	4.75	5/30/42	250,000	291,239
CSX,
Sr. Unscd. Notes	4.50	8/1/54	500,000	560,033
Eaton,
Gtd. Notes	1.50	11/2/17	500,000	501,885
Eaton,
Gtd. Notes	4.15	11/2/42	400,000	448,296
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000	271,836
FedEx,
Gtd. Notes	2.30	2/1/20	500,000	512,568
FedEx,
Gtd. Notes	4.00	1/15/24	250,000	279,688
FedEx,
Gtd. Notes	4.75	11/15/45	750,000	882,117
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,058,523
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	1,000,000	1,195,633
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	500,000	564,542
Ingersoll-Rand Global Holding,
Gtd. Notes	2.88	1/15/19	225,000	233,035
Kansas City Southern,
Gtd. Notes	4.95	8/15/45	300,000	342,680
Keysight Technologies,
Gtd. Notes	3.30	10/30/19	500,000	513,095
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	500,000	534,980
Lockheed Martin,
Sr. Unscd. Bonds	3.60	3/1/35	500,000	523,566
Lockheed Martin,
Sr. Unscd. Notes	2.50	11/23/20	420,000	436,938
Lockheed Martin,
Sr. Unscd. Notes	3.55	1/15/26	235,000	258,856
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/42	1,000,000	1,092,093
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	627,540
Norfolk Southern,
Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	700,000	840,215
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/24	300,000	332,153
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000	2,455
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	500,000	756,756
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	215,313
Republic Services,
Gtd. Notes	3.80	5/15/18	500,000	522,171
Rockwell Automation,
Sr. Unscd. Notes	2.05	3/1/20	500,000	509,153

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - 1.4% (continued)
Ryder System,
Sr. Unscd. Notes	2.35	2/26/19	500,000		504,910
Textron,
Sr. Unscd. Notes	4.00	3/15/26	500,000		535,044
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	500,000		557,140
Tyco International Finance,
Gtd. Notes	5.13	9/14/45	100,000		119,392
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000		420,505
Union Pacific,
Sr. Unscd. Notes	4.75	12/15/43	140,000		174,198
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000		406,146
United Airlines 2013-1 PTT,
Pass Thru Certs., Ser.A	4.30	2/15/27	927,072		997,761
United Airlines 2014-2 PTT,
Pass Thru Certs., Ser.A	3.75	3/3/28	291,271		310,568
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,719,094
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	[a]	15,014
United Technologies,
Sr. Unscd. Notes	8.75	3/1/21	50,000		65,254
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	1,600,000		1,720,394
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		68,522
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000		884,364
United Technologies,
Sr. Unscd. Notes	4.50	6/1/42	380,000		451,579
Waste Management,
Gtd. Notes	3.50	5/15/24	500,000		546,829
					34,601,038
Information Technology - 1.6%
Alphabet,
Sr. Unscd. Notes	3.63	5/19/21	300,000		332,003
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000		501,082
Apple,
Sr. Unscd. Notes	2.00	5/6/20	510,000		523,643
Apple,
Sr. Unscd. Notes	2.25	2/23/21	550,000		569,057
Apple,
Sr. Unscd. Notes	2.85	5/6/21	800,000		846,790
Apple,
Sr. Unscd. Notes	2.40	5/3/23	500,000		514,009
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000		544,798
Apple,
Sr. Unscd. Notes	3.20	5/13/25	925,000		989,519
Apple,
Sr. Unscd. Notes	4.45	5/6/44	500,000		557,283
Apple,
Sr. Unscd. Notes	4.38	5/13/45	540,000		592,897

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology - 1.6% (continued)
Apple,
Sr. Unscd. Notes	4.65	2/23/46	330,000		376,378
Applied Materials,
Sr. Unscd. Notes	3.90	10/1/25	1,000,000		1,120,896
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000		507,740
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000		530,834
Autodesk,
Sr. Unscd. Notes	4.38	6/15/25	500,000		531,197
Baidu,
Sr. Unscd. Notes	2.75	6/9/19	750,000		765,750
Diamond 1 Finance,
Sr. Scd. Notes	3.48	6/1/19	420,000	[c]	432,334
Diamond 1 Finance,
Sr. Scd. Notes	4.42	6/15/21	1,135,000	[c]	1,187,799
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	900,000	[c]	967,348
Diamond 1 Finance,
Sr. Scd. Notes	8.35	7/15/46	260,000	[c]	299,075
eBay,
Sr. Unscd. Notes	4.00	7/15/42	700,000		626,519
EMC,
Sr. Unscd. Notes	1.88	6/1/18	1,000,000		990,301
Harris,
Sr. Unscd. Notes	5.05	4/27/45	700,000		833,384
Hewlett Packard Enterprise,
Gtd. Notes	2.85	10/5/18	650,000	[c]	665,720
Hewlett Packard Enterprise,
Gtd. Notes	3.60	10/15/20	640,000	[c]	675,925
Hewlett Packard Enterprise,
Gtd. Notes	4.90	10/15/25	500,000	[c]	537,367
Hewlett Packard Enterprise,
Sr. Unscd. Notes	6.35	10/15/45	210,000	[c]	215,816
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	400,000		400,801
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,294,466
Intel,
Sr. Unscd. Notes	3.10	7/29/22	300,000		323,470
Intel,
Sr. Unscd. Notes	4.10	5/19/46	500,000		539,833
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	425,000		586,310
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		632,198
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		368,095
International Business Machines,
Sr. Unscd. Notes	2.25	2/19/21	785,000		811,972
International Business Machines,
Sr. Unscd. Notes	3.45	2/19/26	230,000		251,892
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		785,537
Lender Processing Services,
Gtd. Notes	5.75	4/15/23	328,000		346,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology - 1.6% (continued)
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000		1,086,679
Microsoft,
Sr. Unscd. Notes	2.00	11/3/20	1,050,000		1,079,491
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000		873,173
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	1,000,000		1,038,636
Microsoft,
Sr. Unscd. Notes	4.45	11/3/45	411,000		475,513
Microsoft,
Sr. Unscd. Notes	4.75	11/3/55	135,000		159,460
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	500,000		515,638
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		161,946
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,329,595
Oracle,
Sr. Unscd. Notes	3.40	7/8/24	1,250,000		1,345,210
Oracle,
Sr. Unscd. Notes	3.90	5/15/35	480,000		503,129
Oracle,
Sr. Unscd. Notes	3.85	7/15/36	1,000,000		1,031,822
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		694,059
Oracle,
Sr. Unscd. Notes	4.38	5/15/55	680,000		721,253
Qualcomm,
Sr. Unscd. Notes	2.25	5/20/20	500,000		516,036
Qualcomm,
Sr. Unscd. Notes	3.45	5/20/25	360,000		389,692
Qualcomm,
Sr. Unscd. Notes	4.65	5/20/35	140,000		154,384
Qualcomm,
Sr. Unscd. Notes	4.80	5/20/45	210,000		234,200
Seagate HDD,
Gtd. Bonds	4.75	6/1/23	800,000		746,660
Texas Instruments,
Sr. Unscd. Notes	2.75	3/12/21	400,000		422,748
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000	[b]	520,717
					38,576,939
Materials - 1.0%
Agrium,
Sr. Unscd. Debs.	5.25	1/15/45	500,000		560,912
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		511,091
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		1,030,419
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	800,000		899,817
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		1,923,946
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000		538,117

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - 1.0% (continued)
Celanese US Holdings,
Gtd. Notes	4.63	11/15/22	350,000		379,750
CF Industries,
Gtd. Notes	3.45	6/1/23	500,000		505,323
CF Industries,
Gtd. Notes	4.95	6/1/43	500,000		474,880
Cytec Industries,
Sr. Unscd. Notes	3.95	5/1/25	100,000		102,022
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,024,181
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	775,000		848,042
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000		611,997
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		512,747
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		317,084
Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/25	500,000		531,394
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000		524,257
International Paper,
Sr. Unscd. Notes	4.80	6/15/44	600,000		653,577
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,200,000		1,313,003
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000		458,434
Methanex,
Sr. Unscd. Notes	4.25	12/1/24	500,000		468,089
Monsanto,
Sr. Unscd. Notes	2.13	7/15/19	1,000,000		1,017,016
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000		325,028
Newmont Mining,
Gtd. Notes	6.25	10/1/39	126,000		146,632
Owens Corning,
Gtd. Notes	7.00	12/1/36	235,000	[a]	295,018
Potash Corp of Saskatchewan,
Sr. Unscd. Bonds	3.63	3/15/24	500,000		531,439
Praxair,
Sr. Unscd. Notes	2.45	2/15/22	1,000,000		1,036,464
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		439,707
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000	[b]	1,174,429
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	1,000,000		931,855
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000		91,000
Vale Overseas,
Gtd. Notes	4.38	1/11/22	700,000		681,625
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000		870,750
Valspar,
Sr. Unscd. Notes	3.95	1/15/26	500,000		534,600
					23,264,645

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Municipal Bonds - .8%
American Municipal Power Inc.,
Combined Hydroelectic Projects
Revenue (Build America Bonds)	8.08	2/15/50	100,000	168,192
Bay Area Toll Authority,
San Francisco Bay Area Subordinate
Toll Bridge Revenue (Build America
Bonds)	6.79	4/1/30	695,000	921,890
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue (Build America Bonds)	6.26	4/1/49	650,000	1,010,405
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,553,300
California,
GO (Various Purpose)	7.55	4/1/39	1,100,000	1,798,379
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue	2.11	7/1/18	500,000	509,705
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	2,130,000	2,082,991
Los Angeles Unified School District,
GO (Build America Bonds)	5.75	7/1/34	1,100,000	1,486,133
Metropolitan Transportation Authority,
Dedicated Tax Funds Bonds	7.34	11/15/39	650,000	1,063,517
Municipal Electric Authority of Georgia,
GO (Plant Vogtle Units 3 and 4 Project J
Bonds) (Build America Bonds)	6.64	4/1/57	700,000	979,867
New Jersey Turnpike Authority,
Turnpike Revenue (Build America
Bonds)	7.41	1/1/40	780,000	1,258,912
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Build
America Bonds)	5.95	6/15/42	545,000	819,315
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Build America
Bonds)	5.29	3/15/33	1,000,000	1,283,970
Ohio State University,
General Receipts Bonds (Multiyear Debt
Issuance Program)	3.80	12/1/46	500,000	567,615
Ohio State University,
General Receipts Bonds (Multiyear Debt
Issuance Program)	4.05	12/1/56	500,000	576,290
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 165th Series)	5.65	11/1/40	680,000	928,044
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 192nd Series)	4.81	10/15/65	500,000	641,180
Public Utilities Commission of the City and
County of San Francisco,
San Francisco Water Revenue (Build
America Bonds)	6.00	11/1/40	550,000	752,169
San Diego County Water Authority
Financing Agency,
Water Revenue (Build America Bonds)	6.14	5/1/49	620,000	904,785

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds - .8% (continued)
University of California Regents,
General Revenue	1.80	7/1/19	480,000		489,859
University of California Regents,
General Revenue	4.77	5/15/44	500,000		551,650
					20,348,168
Telecommunications - 1.4%
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		128,189
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000		1,555,165
AT&T,
Gtd. Notes	8.25	11/15/31	470,000	[a]	697,867
AT&T,
Gtd. Notes	6.00	8/15/40	800,000		988,830
AT&T,
Sr. Unscd. Bonds	5.50	2/1/18	950,000		1,009,471
AT&T,
Sr. Unscd. Bonds	2.80	2/17/21	490,000		507,369
AT&T,
Sr. Unscd. Bonds	5.65	2/15/47	310,000		371,186
AT&T,
Sr. Unscd. Notes	2.30	3/11/19	1,000,000		1,022,740
AT&T,
Sr. Unscd. Notes	2.45	6/30/20	500,000		512,591
AT&T,
Sr. Unscd. Notes	3.00	2/15/22	495,000		515,578
AT&T,
Sr. Unscd. Notes	3.00	6/30/22	500,000		519,485
AT&T,
Sr. Unscd. Notes	3.40	5/15/25	1,000,000		1,037,513
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	1,000,000		1,059,581
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	750,000		855,086
AT&T,
Sr. Unscd. Notes	4.75	5/15/46	1,000,000		1,064,068
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		619,608
British Telecommunications,
Sr. Unscd. Notes	9.38	12/15/30	175,000	[a]	278,585
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	1,000,000		1,106,820
Cisco Systems,
Sr. Unscd. Notes	2.95	2/28/26	500,000		538,329
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	900,000		1,208,828
Corning,
Sr. Unscd. Notes	3.70	11/15/23	400,000		426,630
Deutsche Telekom International Finance,
Gtd. Bonds	8.75	6/15/30	900,000	[a]	1,414,478
Juniper Networks,
Sr. Unscd. Notes	4.35	6/15/25	200,000		209,389
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		353,123
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/21	1,000,000		1,037,468

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications - 1.4% (continued)
Orange,
Sr. Unscd. Notes	9.00	3/1/31	945,000	[a]	1,504,172
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	275,000		275,463
Rogers Communications,
Gtd. Notes	7.50	8/15/38	125,000		176,073
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	1,000,000		1,026,614
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	500,000		661,082
Verizon Communications,
Sr. Unscd. Notes	2.63	2/21/20	1,395,000		1,449,268
Verizon Communications,
Sr. Unscd. Notes	3.45	3/15/21	750,000		806,171
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	900,000		974,052
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,937,791
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	163,000		203,197
Verizon Communications,
Sr. Unscd. Notes	3.85	11/1/42	500,000		488,343
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/46	4,000,000		4,477,472
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/54	90,000		99,568
Verizon Communications,
Sr. Unscd. Notes	4.67	3/15/55	500,000		525,419
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000		306,808
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		169,541
Vodefone Group,
Sr. Unscd. Notes	1.50	2/19/18	500,000		501,111
					34,620,122
U.S. Government Agencies - 2.3%
Federal Farm Credit Bank,
Unscd. Notes	0.75	4/18/18	2,000,000		1,999,274
Federal Home Loan Bank,
Bonds	5.00	11/17/17	2,600,000		2,744,503
Federal Home Loan Bank,
Bonds	0.88	3/19/18	1,500,000		1,503,462
Federal Home Loan Bank,
Bonds	1.13	4/25/18	1,000,000		1,006,439
Federal Home Loan Bank,
Bonds	1.75	12/14/18	1,000,000		1,021,293
Federal Home Loan Bank,
Bonds	1.13	6/21/19	3,000,000		3,022,830
Federal Home Loan Bank,
Bonds	4.13	3/13/20	1,000,000		1,110,329
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,451,435
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		714,306
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K039, Cl. A2	3.30	7/25/24	1,000,000	[e]	1,105,283

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 2.3% (continued)
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	1,000,000	[e]	1,003,761
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	[e]	686,591
Federal Home Loan Mortgage Corp.,
Notes	1.03	11/28/17	500,000	[e]	500,022
Federal Home Loan Mortgage Corp.,
Notes	0.88	3/7/18	1,000,000	[e]	1,001,978
Federal Home Loan Mortgage Corp.,
Notes	1.02	4/30/18	1,050,000	[e]	1,050,289
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	[e]	1,345,094
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	[e]	1,722,768
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	[e]	2,528,352
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	[e]	2,758,800
Federal Home Loan Mortgage Corp.,
Notes	6.75	9/15/29	400,000	[e]	610,061
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	[e]	1,535,150
Federal National Mortgage Association,
Bonds	7.00	2/1/32	834	[e]	841
Federal National Mortgage Association,
Notes	0.88	10/26/17	1,600,000	[e]	1,603,787
Federal National Mortgage Association,
Notes	0.88	12/27/17	700,000	[e]	699,864
Federal National Mortgage Association,
Notes	1.00	12/28/17	750,000	[e]	750,055
Federal National Mortgage Association,
Notes	0.88	2/8/18	1,500,000	[e]	1,504,861
Federal National Mortgage Association,
Notes	1.00	2/15/18	700,000	[e]	700,050
Federal National Mortgage Association,
Notes	1.13	4/30/18	2,000,000	[e]	2,004,450
Federal National Mortgage Association,
Notes	1.88	9/18/18	2,000,000	[e]	2,046,634
Federal National Mortgage Association,
Notes	1.88	2/19/19	500,000	[e]	513,510
Federal National Mortgage Association,
Notes	1.25	2/26/19	2,000,000	[e]	2,000,408
Federal National Mortgage Association,
Notes	1.75	11/26/19	1,500,000	[e]	1,540,117
Federal National Mortgage Association,
Notes	2.63	9/6/24	1,100,000	[e]	1,187,508
Federal National Mortgage Association,
Notes	6.25	5/15/29	1,340,000	[e]	1,964,838
Federal National Mortgage Association,
Notes	6.63	11/15/30	1,000,000	[e]	1,543,124
Federal National Mortgage Association,
Notes	5.50	4/1/34	43,916	[e]	49,228
Federal National Mortgage Association,
Notes	7.00	7/1/37	31,969	[e]	36,692
Federal National Mortgage Association,
Notes. Ser.1	1.00	4/30/18	1,000,000	[e]	1,000,309

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 2.3% (continued)
Federal National Mortgage Association,
Sub. Debs.	0.00	10/9/19	2,000,000	[d,e]	1,924,684
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		49,423
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	610,000		730,470
Tennessee Valley Authority,
Sr. Unscd. Bonds	5.88	4/1/36	650,000	[b]	964,660
Tennessee Valley Authority,
Sr. Unscd. Bonds	6.15	1/15/38	165,000		254,374
Tennessee Valley Authority,
Sr. Unscd. Bonds	5.25	9/15/39	1,200,000		1,690,098
					55,182,005
U.S. Government Agencies/mortgage-backed - 29.1%
federal home loan mortgage corp.
2.50%			375,000	[e,f]	381,711
3.00%			3,750,000	[e,f]	3,895,969
3.50%			18,375,000	[e,f]	19,393,605
4.00%			3,600,000	[e,f]	3,853,547
1.00%, 12/15/17			3,500,000	[e]	3,514,255
2.00%, 8/1/28-8/1/29			1,476,808	[e]	1,506,367
2.08%, 12/25/19			432,283	[e]	437,869
2.15%, 8/1/43			508,294	[a,e]	521,316
2.23%, 7/1/43			346,904	[a,e]	355,920
2.40%, 10/1/43			386,285	[a,e]	397,995
2.50%, 10/1/27-11/1/42			13,239,947	[e]	13,741,747
2.63%, 12/1/34			11,611	[a,e]	12,327
2.68%, 3/1/36			5,434	[a,e]	5,753
2.71%, 6/1/35			3,867	[a,e]	4,072
2.77%, 6/1/36			7,321	[a,e]	7,416
2.78%, 11/1/33			2,855	[a,e]	3,031
2.82%, 6/1/34			2,595	[a,e]	2,734
2.87%, 12/25/21			850,000	[e]	902,414
2.88%, 4/1/33			4,399	[a,e]	4,575
3.00%, 9/1/21-6/1/46			41,687,225	[e]	43,578,605
3.02%, 2/25/23			488,762	[e]	515,304
3.06%, 7/25/23			1,000,000	[a,e]	1,084,359
3.06%, 12/25/24			648,000	[e]	706,452
3.31%, 5/25/23			1,250,000	[a,e]	1,374,433
3.50%, 1/1/21-4/1/46			33,026,365	[e]	34,989,309
3.87%, 4/25/21			1,800,000	[e]	1,985,469
4.00%, 5/1/18-11/1/45			27,163,945	[e]	29,120,611
4.19%, 12/25/20			1,284,000	[a,e]	1,427,518
4.50%, 4/1/18-9/1/44			14,359,875	[e]	15,670,228

	Coupon Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%) Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.1% (continued)
5.00%, 11/1/18-2/1/41		8,718,270	[e]	9,558,719
5.50%, 8/1/16-1/1/40		3,859,650	[e]	4,329,238
6.00%, 12/1/16-7/1/39		2,240,812	[e]	2,560,465
6.50%, 1/1/17-3/1/39		1,271,857	[e]	1,489,227
7.00%, 10/1/17-7/1/37		133,897	[e]	155,400
7.50%, 2/1/23-11/1/33		28,313	[e]	32,091
8.00%, 2/1/17-10/1/31		26,874	[e]	30,150
8.50%, 10/1/18-6/1/30		728	[e]	866
Federal National Mortgage Association
2.50%		5,275,000	[e,f]	5,464,982
3.00%		6,725,000	[e,f]	6,997,555
3.50%		28,875,000	[e,f]	30,497,227
4.00%		10,800,000	[e,f]	11,577,093
2.00%, 7/1/28-5/1/30		2,249,178	[e]	2,294,322
2.17%, 5/1/43		418,674	[a,e]	430,671
2.33%, 12/1/35		6,697	[a,e]	7,010
2.34%, 2/1/37		2,511	[a,e]	2,621
2.38%, 10/1/34		13,226	[a,e]	13,883
2.42%, 1/1/46		71,775	[a,e]	74,230
2.44%, 1/1/35		4,558	[a,e]	4,755
2.50%, 7/1/27-4/1/46		14,143,855	[e]	14,641,204
2.50%, 12/1/36		9,383	[a,e]	9,641
2.51%, 11/25/22		1,500,000	[a,e]	1,560,020
2.52%, 9/1/33		2,736	[a,e]	2,906
2.53%, 9/25/24		1,300,000	[e]	1,354,793
2.59%, 4/25/23		1,133,562	[a,e]	1,177,855
2.65%, 11/1/32		10,652	[a,e]	11,328
2.68%, 11/1/43		157,855	[a,e]	163,396
2.69%, 9/1/33		12,942	[a,e]	13,840
2.69%, 11/1/36		16,483	[a,e]	17,390
2.71%, 11/1/35		92	[a,e]	96
2.81%, 5/1/33		5,581	[a,e]	5,632
2.85%, 3/1/37		45,677	[a,e]	47,908
2.94%, 5/1/42		259,001	[a,e]	269,750
3.00%, 10/1/26-5/1/46		65,312,259	[e]	68,270,578
3.05%, 12/1/41		352,115	[a,e]	367,997
3.09%, 6/1/35		260	[a,e]	263
3.22%, 8/25/24		987,840	[a,e]	1,068,207
3.46%, 1/25/24		785,917	[a,e]	854,290
3.50%, 1/20/25-2/1/46		53,335,116	[e]	56,490,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%) Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.1% (continued)
3.66%, 11/25/20		882,675	[e]	946,802
4.00%, 2/1/24-1/1/46		43,848,982	[e]	47,081,871
4.50%, 4/1/18-11/1/44		24,962,778	[e]	27,242,719
5.00%, 11/1/17-11/1/44		12,705,998	[e]	14,038,283
5.50%, 1/1/17-2/1/42		7,811,965	[e]	8,778,612
6.00%, 8/1/16-11/1/38		3,964,411	[e]	4,530,143
6.50%, 8/1/16-9/1/38		992,046	[e]	1,167,983
7.00%, 11/1/17-3/1/38		209,569	[e]	249,492
7.50%, 4/1/26-6/1/31		48,145	[e]	53,986
8.00%, 3/1/22-8/1/30		11,272	[e]	13,027
8.50%, 7/1/30		349	[e]	430
9.00%, 10/1/30		1,956	[e]	2,049
Government National Mortgage Association I
2.50%, 2/15/28-3/15/43		1,596,897		1,655,517
3.00%, 9/15/42-8/15/45		4,785,251		5,033,390
3.50%, 2/15/26-8/15/45		4,532,104		4,828,127
4.00%, 2/15/41-9/15/45		5,716,380		6,219,682
4.50%, 1/15/19-2/15/41		6,482,054		7,132,196
5.00%, 1/15/17-4/15/40		6,350,900		7,097,818
5.50%, 9/15/20-11/15/38		1,780,976		2,016,172
6.00%, 2/15/17-4/15/39		2,287,934		2,632,349
6.50%, 2/15/24-8/15/38		309,599		371,586
7.00%, 10/15/27-8/15/32		68,156		77,977
7.50%, 12/15/23-11/15/30		65,205		72,273
8.00%, 8/15/24-3/15/32		13,998		17,287
8.25%, 6/15/27		1,202		1,343
8.50%, 10/15/26		8,489		9,624
9.00%, 2/15/22-2/15/23		7,033		7,133

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.1% (continued)
Government National Mortgage Association II
3.00%			21,725,000	[f]	22,822,528
3.50%			43,350,000	[f]	46,075,094
4.00%			12,775,000	[f]	13,641,803
4.50%			225,000	[f]	240,930
2.50%, 4/20/28-11/20/43			2,119,753		2,182,675
3.00%, 11/20/27-1/20/46			16,626,946		17,507,361
3.50%, 9/20/28-3/20/46			19,931,762		21,235,138
4.00%, 9/20/43-4/20/46			14,730,810		15,743,166
4.50%, 7/20/41-11/20/45			11,298,251		12,151,627
5.00%, 3/20/37-10/20/45			5,623,242		6,135,685
5.50%, 10/20/31-10/20/44			2,890,196		3,204,668
6.50%, 2/20/28			601		706
8.50%, 7/20/25			310		336
					703,462,255
U.S. Government Securities - 36.1%
U.S. Treasury Bonds	8.88	2/15/19	720,000		869,203
U.S. Treasury Bonds	8.75	8/15/20	470,000		616,315
U.S. Treasury Bonds	8.13	5/15/21	420,000		559,978
U.S. Treasury Bonds	7.25	8/15/22	500,000		678,828
U.S. Treasury Bonds	6.00	2/15/26	970,000		1,367,889
U.S. Treasury Bonds	6.50	11/15/26	2,000,000		2,965,156
U.S. Treasury Bonds	6.63	2/15/27	1,000,000		1,505,020
U.S. Treasury Bonds	6.13	11/15/27	1,000,000		1,478,477
U.S. Treasury Bonds	6.13	8/15/29	810,000		1,243,429
U.S. Treasury Bonds	6.25	5/15/30	3,950,000		6,235,521
U.S. Treasury Bonds	5.38	2/15/31	1,420,000	[b]	2,119,045
U.S. Treasury Bonds	4.50	2/15/36	925,000		1,346,164
U.S. Treasury Bonds	4.75	2/15/37	2,175,000		3,273,121
U.S. Treasury Bonds	5.00	5/15/37	2,700,000		4,197,393
U.S. Treasury Bonds	4.38	2/15/38	700,000	[b]	1,011,609
U.S. Treasury Bonds	4.50	5/15/38	1,100,000		1,617,194
U.S. Treasury Bonds	4.25	5/15/39	440,000		624,216
U.S. Treasury Bonds	4.38	11/15/39	452,000		652,310
U.S. Treasury Bonds	4.63	2/15/40	2,066,000		3,084,513
U.S. Treasury Bonds	4.38	5/15/40	1,400,000		2,023,574
U.S. Treasury Bonds	3.88	8/15/40	3,620,000		4,887,496
U.S. Treasury Bonds	4.25	11/15/40	1,270,000		1,808,460
U.S. Treasury Bonds	4.75	2/15/41	2,017,000		3,077,145
U.S. Treasury Bonds	4.38	5/15/41	1,840,000		2,673,211
U.S. Treasury Bonds	3.13	11/15/41	3,420,000		4,121,367
U.S. Treasury Bonds	3.13	2/15/42	4,320,000		5,211,674
U.S. Treasury Bonds	3.00	5/15/42	2,870,000		3,387,722
U.S. Treasury Bonds	2.75	8/15/42	2,440,000		2,749,050
U.S. Treasury Bonds	2.75	11/15/42	2,182,000		2,455,261
U.S. Treasury Bonds	3.13	2/15/43	2,240,000		2,698,893
U.S. Treasury Bonds	2.88	5/15/43	9,057,000		10,414,309
U.S. Treasury Bonds	3.63	8/15/43	3,885,000		5,115,982
U.S. Treasury Bonds	3.75	11/15/43	4,995,000		6,725,688
U.S. Treasury Bonds	3.63	2/15/44	4,740,000		6,238,101
U.S. Treasury Bonds	3.38	5/15/44	5,330,000		6,715,176

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 36.1% (continued)
U.S. Treasury Bonds	3.13	8/15/44	3,715,000		4,471,641
U.S. Treasury Bonds	3.00	11/15/44	4,810,000		5,656,825
U.S. Treasury Bonds	2.50	2/15/45	5,305,000		5,658,111
U.S. Treasury Bonds	3.00	5/15/45	4,480,000		5,269,425
U.S. Treasury Bonds	2.88	8/15/45	4,720,000		5,421,269
U.S. Treasury Bonds	3.00	11/15/45	5,970,000		7,026,994
U.S. Treasury Bonds	2.50	2/15/46	3,670,000	[b]	3,918,301
U.S. Treasury Bonds	2.50	5/15/46	8,480,000		9,067,308
U.S. Treasury Notes	0.88	8/15/17	3,750,000		3,760,841
U.S. Treasury Notes	4.75	8/15/17	3,567,000		3,720,281
U.S. Treasury Notes	0.63	8/31/17	7,636,000	[b]	7,637,642
U.S. Treasury Notes	1.88	8/31/17	3,140,000	[b]	3,183,175
U.S. Treasury Notes	1.00	9/15/17	2,405,000		2,415,570
U.S. Treasury Notes	0.63	9/30/17	12,100,000	[b]	12,102,601
U.S. Treasury Notes	1.88	9/30/17	3,130,000		3,176,643
U.S. Treasury Notes	0.75	10/31/17	9,420,000	[b]	9,436,372
U.S. Treasury Notes	1.88	10/31/17	2,910,000	[b]	2,955,640
U.S. Treasury Notes	0.88	11/15/17	2,870,000	[b]	2,879,640
U.S. Treasury Notes	0.63	11/30/17	7,100,000		7,100,831
U.S. Treasury Notes	0.88	11/30/17	4,530,000		4,545,574
U.S. Treasury Notes	2.25	11/30/17	3,300,000		3,371,415
U.S. Treasury Notes	1.00	12/15/17	2,435,000	[b]	2,447,793
U.S. Treasury Notes	0.75	12/31/17	3,950,000	[b]	3,956,865
U.S. Treasury Notes	1.00	12/31/17	3,505,000		3,523,415
U.S. Treasury Notes	2.75	12/31/17	1,643,000		1,691,873
U.S. Treasury Notes	0.88	1/15/18	3,300,000		3,311,537
U.S. Treasury Notes	0.75	1/31/18	3,510,000		3,515,827
U.S. Treasury Notes	0.88	1/31/18	3,410,000		3,422,187
U.S. Treasury Notes	2.63	1/31/18	1,520,000		1,565,065
U.S. Treasury Notes	1.00	2/15/18	3,265,000		3,282,984
U.S. Treasury Notes	3.50	2/15/18	1,600,000	[b]	1,669,968
U.S. Treasury Notes	0.75	2/28/18	8,175,000	[b]	8,189,053
U.S. Treasury Notes	2.75	2/28/18	3,290,000		3,399,560
U.S. Treasury Notes	1.00	3/15/18	3,310,000		3,328,748
U.S. Treasury Notes	0.75	3/31/18	4,705,000		4,712,904
U.S. Treasury Notes	0.88	3/31/18	3,575,000		3,588,195
U.S. Treasury Notes	2.88	3/31/18	3,180,000	[b]	3,297,014
U.S. Treasury Notes	0.63	4/30/18	3,609,000		3,607,448
U.S. Treasury Notes	0.75	4/30/18	3,560,000	[b]	3,565,703
U.S. Treasury Notes	1.00	5/15/18	3,690,000		3,712,557
U.S. Treasury Notes	3.88	5/15/18	1,370,000		1,450,060
U.S. Treasury Notes	0.88	5/31/18	1,000,000		1,004,062
U.S. Treasury Notes	1.00	5/31/18	3,158,000		3,177,491
U.S. Treasury Notes	2.38	5/31/18	520,000	[b]	536,351
U.S. Treasury Notes	1.13	6/15/18	4,265,000	[b]	4,302,233
U.S. Treasury Notes	0.63	6/30/18	3,160,000	[b]	3,158,275
U.S. Treasury Notes	1.38	6/30/18	6,000,000	[b]	6,081,210
U.S. Treasury Notes	0.88	7/15/18	2,790,000		2,801,606
U.S. Treasury Notes	1.38	7/31/18	4,470,000		4,533,385
U.S. Treasury Notes	1.00	8/15/18	2,300,000		2,315,228
U.S. Treasury Notes	4.00	8/15/18	2,240,000		2,394,831
U.S. Treasury Notes	1.50	8/31/18	6,355,000		6,463,728
U.S. Treasury Notes	1.00	9/15/18	2,300,000		2,315,633
U.S. Treasury Notes	1.38	9/30/18	8,158,000	[b]	8,279,571
U.S. Treasury Notes	0.88	10/15/18	3,700,000		3,715,825
U.S. Treasury Notes	1.25	10/31/18	2,748,000	[b]	2,782,081
U.S. Treasury Notes	1.75	10/31/18	2,300,000	[b]	2,354,356

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 36.1% (continued)
U.S. Treasury Notes	1.25	11/15/18	4,320,000		4,374,760
U.S. Treasury Notes	3.75	11/15/18	2,570,000		2,749,448
U.S. Treasury Notes	1.25	11/30/18	5,000,000		5,063,865
U.S. Treasury Notes	1.38	11/30/18	1,341,000		1,362,058
U.S. Treasury Notes	1.25	12/15/18	3,200,000	[b]	3,241,501
U.S. Treasury Notes	1.38	12/31/18	1,430,000		1,453,153
U.S. Treasury Notes	1.50	12/31/18	5,350,000	[b]	5,453,132
U.S. Treasury Notes	1.13	1/15/19	2,240,000	[b]	2,262,400
U.S. Treasury Notes	1.25	1/31/19	2,090,000	[b]	2,118,288
U.S. Treasury Notes	1.50	1/31/19	5,734,000		5,846,329
U.S. Treasury Notes	0.75	2/15/19	3,255,000	[b]	3,257,988
U.S. Treasury Notes	2.75	2/15/19	4,170,000		4,386,890
U.S. Treasury Notes	1.38	2/28/19	3,998,000	[b]	4,065,622
U.S. Treasury Notes	1.50	2/28/19	3,910,000	[b]	3,988,736
U.S. Treasury Notes	1.00	3/15/19	3,300,000		3,324,235
U.S. Treasury Notes	1.63	3/31/19	5,000,000		5,118,360
U.S. Treasury Notes	0.88	4/15/19	3,285,000		3,297,641
U.S. Treasury Notes	1.63	4/30/19	3,500,000		3,585,039
U.S. Treasury Notes	0.88	5/15/19	3,100,000	[b]	3,111,746
U.S. Treasury Notes	3.13	5/15/19	5,000,000		5,333,495
U.S. Treasury Notes	1.50	5/31/19	2,800,000		2,859,556
U.S. Treasury Notes	0.88	6/15/19	2,915,000	[b]	2,925,022
U.S. Treasury Notes	1.63	6/30/19	6,000,000		6,150,000
U.S. Treasury Notes	0.75	7/15/19	2,950,000		2,949,770
U.S. Treasury Notes	0.88	7/31/19	1,290,000		1,294,661
U.S. Treasury Notes	1.63	7/31/19	2,910,000	[b]	2,984,001
U.S. Treasury Notes	3.63	8/15/19	3,210,000		3,485,482
U.S. Treasury Notes	1.00	8/31/19	2,000,000	[b]	2,013,360
U.S. Treasury Notes	1.63	8/31/19	4,500,000		4,615,663
U.S. Treasury Notes	1.00	9/30/19	2,460,000		2,475,759
U.S. Treasury Notes	1.75	9/30/19	5,500,000		5,663,064
U.S. Treasury Notes	1.50	10/31/19	3,700,000		3,781,370
U.S. Treasury Notes	3.38	11/15/19	5,630,000		6,099,424
U.S. Treasury Notes	1.00	11/30/19	1,900,000		1,911,096
U.S. Treasury Notes	1.50	11/30/19	5,400,000		5,519,599
U.S. Treasury Notes	1.13	12/31/19	3,360,000		3,392,878
U.S. Treasury Notes	1.63	12/31/19	4,310,000		4,424,146
U.S. Treasury Notes	1.25	1/31/20	3,800,000		3,851,805
U.S. Treasury Notes	1.38	1/31/20	1,460,000	[b]	1,486,292
U.S. Treasury Notes	3.63	2/15/20	5,430,000		5,955,923
U.S. Treasury Notes	1.25	2/29/20	1,439,000		1,458,927
U.S. Treasury Notes	1.38	2/29/20	5,500,000		5,598,719
U.S. Treasury Notes	1.13	3/31/20	1,800,000		1,817,086
U.S. Treasury Notes	1.38	3/31/20	4,415,000		4,494,417
U.S. Treasury Notes	1.13	4/30/20	4,490,000		4,530,428
U.S. Treasury Notes	1.38	4/30/20	3,610,000		3,675,150
U.S. Treasury Notes	3.50	5/15/20	4,050,000	[b]	4,442,660
U.S. Treasury Notes	1.38	5/31/20	3,060,000		3,115,043
U.S. Treasury Notes	1.50	5/31/20	3,110,000		3,180,339
U.S. Treasury Notes	1.63	6/30/20	3,835,000		3,939,488
U.S. Treasury Notes	1.88	6/30/20	1,300,000		1,348,014
U.S. Treasury Notes	1.63	7/31/20	4,100,000		4,212,430
U.S. Treasury Notes	2.00	7/31/20	3,360,000		3,501,486
U.S. Treasury Notes	2.63	8/15/20	5,000,000		5,336,135
U.S. Treasury Notes	1.38	8/31/20	6,100,000		6,206,750
U.S. Treasury Notes	2.13	8/31/20	3,190,000		3,340,964
U.S. Treasury Notes	1.38	9/30/20	3,095,000		3,148,921

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 36.1% (continued)
U.S. Treasury Notes	2.00	9/30/20	1,745,000		1,819,981
U.S. Treasury Notes	1.38	10/31/20	2,460,000		2,502,329
U.S. Treasury Notes	1.75	10/31/20	6,720,000		6,939,845
U.S. Treasury Notes	2.63	11/15/20	6,700,000		7,163,895
U.S. Treasury Notes	1.63	11/30/20	5,000,000		5,139,940
U.S. Treasury Notes	2.00	11/30/20	2,868,000	[b]	2,992,354
U.S. Treasury Notes	1.75	12/31/20	3,005,000		3,104,541
U.S. Treasury Notes	2.38	12/31/20	3,025,000		3,206,322
U.S. Treasury Notes	1.38	1/31/21	6,500,000		6,608,543
U.S. Treasury Notes	2.13	1/31/21	1,500,000		1,574,560
U.S. Treasury Notes	3.63	2/15/21	6,900,000	[b]	7,704,416
U.S. Treasury Notes	1.13	2/28/21	5,000,000		5,031,350
U.S. Treasury Notes	2.00	2/28/21	1,400,000		1,462,426
U.S. Treasury Notes	1.25	3/31/21	3,390,000		3,428,070
U.S. Treasury Notes	2.25	3/31/21	4,000,000		4,226,564
U.S. Treasury Notes	2.25	4/30/21	1,260,000	[b]	1,331,957
U.S. Treasury Notes	3.13	5/15/21	4,700,000		5,161,004
U.S. Treasury Notes	1.38	5/31/21	2,940,000		2,990,245
U.S. Treasury Notes	2.00	5/31/21	4,525,000		4,732,955
U.S. Treasury Notes	1.13	6/30/21	2,150,000		2,160,331
U.S. Treasury Notes	2.13	6/30/21	5,044,000		5,307,035
U.S. Treasury Notes	1.13	7/31/21	4,180,000		4,199,759
U.S. Treasury Notes	2.25	7/31/21	6,100,000		6,458,375
U.S. Treasury Notes	2.13	8/15/21	4,805,000		5,058,199
U.S. Treasury Notes	2.00	8/31/21	4,645,000		4,862,098
U.S. Treasury Notes	2.13	9/30/21	1,500,000		1,579,395
U.S. Treasury Notes	2.00	10/31/21	2,785,000		2,915,547
U.S. Treasury Notes	2.00	11/15/21	4,030,000		4,221,187
U.S. Treasury Notes	1.88	11/30/21	4,000,000		4,163,516
U.S. Treasury Notes	2.13	12/31/21	5,205,000		5,485,482
U.S. Treasury Notes	1.50	1/31/22	2,785,000		2,842,006
U.S. Treasury Notes	2.00	2/15/22	5,000,000		5,238,770
U.S. Treasury Notes	1.75	2/28/22	4,750,000	[b]	4,911,424
U.S. Treasury Notes	1.75	3/31/22	4,000,000		4,134,764
U.S. Treasury Notes	1.75	4/30/22	2,740,000		2,832,261
U.S. Treasury Notes	1.75	5/15/22	4,950,000		5,117,355
U.S. Treasury Notes	1.88	5/31/22	3,000,000		3,122,109
U.S. Treasury Notes	2.13	6/30/22	5,265,000		5,554,059
U.S. Treasury Notes	2.00	7/31/22	2,510,000		2,629,910
U.S. Treasury Notes	1.63	8/15/22	2,685,000		2,755,218
U.S. Treasury Notes	1.88	8/31/22	5,450,000	[b]	5,670,131
U.S. Treasury Notes	1.75	9/30/22	2,700,000		2,787,855
U.S. Treasury Notes	1.88	10/31/22	5,225,000		5,432,673
U.S. Treasury Notes	1.63	11/15/22	3,550,000	[b]	3,637,500
U.S. Treasury Notes	2.00	11/30/22	2,830,000		2,963,375
U.S. Treasury Notes	2.13 1	2/31/22	3,910,000		4,124,135
U.S. Treasury Notes	1.75	1/31/23	4,345,000		4,481,207
U.S. Treasury Notes	2.00	2/15/23	5,790,000		6,068,870
U.S. Treasury Notes	1.50	2/28/23	5,835,000		5,926,172
U.S. Treasury Notes	1.50	3/31/23	2,445,000		2,481,961
U.S. Treasury Notes	1.63	4/30/23	3,830,000		3,918,343
U.S. Treasury Notes	1.75	5/15/23	3,441,000	[b]	3,550,682
U.S. Treasury Notes	1.63	5/31/23	3,615,000		3,698,243
U.S. Treasury Notes	2.50	8/15/23	1,216,000		1,317,365
U.S. Treasury Notes	2.75	11/15/23	13,575,000		14,964,048
U.S. Treasury Notes	2.75	2/15/24	6,010,000		6,633,658
U.S. Treasury Notes	2.50	5/15/24	11,060,000	[b]	12,015,009

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 36.1% (continued)
U.S. Treasury Notes	2.38	8/15/24	8,410,000	[b]	9,062,271
U.S. Treasury Notes	2.25	11/15/24	7,285,000		7,783,709
U.S. Treasury Notes	2.00	2/15/25	3,705,000		3,883,666
U.S. Treasury Notes	2.13	5/15/25	8,395,000		8,886,401
U.S. Treasury Notes	2.00	8/15/25	9,575,000		10,037,109
U.S. Treasury Notes	2.25	11/15/25	7,580,000		8,111,191
U.S. Treasury Notes	1.63	2/15/26	11,361,000	[b]	11,533,880
U.S. Treasury Notes	1.63	5/15/26	6,840,000	[b]	6,945,541
					871,144,817
Utilities - 2.0%
AGL Capital,
Gtd. Notes	3.50	9/15/21	193,000		205,456
Alabama Power,
Sr. Unscd. Notes	3.75	3/1/45	500,000		534,281
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		279,088
Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/44	700,000		779,594
Berkshire Hathaway Energy,
Sr. Unscd. Bonds	6.13	4/1/36	500,000		676,291
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000		314,188
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000		765,063
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	471,000		628,399
Connecticut Light & Power,
First Mortgage Bonds	4.30	4/15/44	500,000		582,651
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	475,000		585,667
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		271,162
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		645,529
Consumers Energy,
First Mortgage Bonds	4.35	8/31/64	700,000		818,569
Dominion Resources,
Sr. Unscd. Notes	4.05	9/15/42	750,000		761,439
Dominion Resources,
Sr. Unscd. Notes, Ser. B	2.75	9/15/22	1,500,000		1,531,576
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		124,602
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000		547,897
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	700,000		753,154
DTE Electric,
Sr. Scd. Notes, Ser. A	6.63	6/1/36	160,000		231,834
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000		546,156
Duke Energy,
Sr. Unscd. Notes	3.75	12/1/24	750,000		801,152
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/21	800,000		885,874
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/42	500,000		554,111

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 2.0% (continued)
Duke Energy Florida,
First Mortgage Bonds	6.40	6/15/38	150,000	215,306
Duke Energy Indiana,
Sr. Unscd. Debs.	6.12	10/15/35	1,000,000	1,350,054
Duke Energy Progress,
First Mortgage Bonds	4.15	12/1/44	500,000	565,591
Empresa Nacional de Electricidad,
Sr. Unscd. Notes	4.25	4/15/24	500,000	537,225
Eversource Energy,
Sr. Unscd. Notes	2.50	3/15/21	500,000	516,624
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	1,000,000	1,105,329
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	750,000	867,236
Florida Power & Light Co.,
First Mortgage Bonds	4.05	10/1/44	750,000	874,561
Georgia Power,
Sr. Unscd. Notes	3.25	4/1/26	500,000	536,059
Georgia Power,
Sr. Unscd. Notes	4.30	3/15/42	800,000	884,511
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,916,928
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	34,096
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	1,020,473
Nevada Power,
Mortgage Notes	7.13	3/15/19	1,050,000	1,207,279
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	750,000	1,054,687
Nextera Energy Capital Holdings,
Gtd. Debs.	2.40	9/15/19	500,000	510,380
NiSource Finance,
Gtd. Notes	6.40	3/15/18	677,000	731,403
Oklahoma Gas & Electric,
Sr. Unscd. Notes	4.00	12/15/44	150,000	164,332
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	216,649
Oncor Electric Delivery,
Sr. Scd. Notes	5.00	9/30/17	500,000	522,019
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	352,955
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	623,076
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	1,052,035
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	500,000	607,326
PECO Energy,
First Mortgage Bonds	4.80	10/15/43	500,000	626,265
Pennsylvania Electric,
Sr. Unscd. Notes	5.20	4/1/20	500,000	543,694
Piedmont Natural Gas,
Sr. Unscd. Notes	4.10	9/18/34	500,000	530,282
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	419,607

	Coupon	Maturity	Principal
Bonds and Notes - 99.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 2.0% (continued)
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000	451,429
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	500,000	611,651
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	681,944
PSEG Power,
Gtd. Notes	2.45	11/15/18	180,000	182,891
Public Service Company of Colorado,
First Mortgage Bonds	3.20	11/15/20	1,500,000	1,603,702
Public Service Electric & Gas,
First Mortgage Notes	3.15	8/15/24	1,200,000	1,293,146
Public Service Electric & Gas,
Sr. Scd. Notes, Ser. D	5.25	7/1/35	230,000	289,814
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	442,952
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/22	1,000,000	1,027,209
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	272,471
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/64	500,000	546,753
Southern,
Sr. Unscd. Notes	2.35	7/1/21	640,000	654,772
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	1,545,008
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	97,553
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	603,255
Southern California Gas,
First Mortgage Bonds	3.15	9/15/24	500,000	539,079
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	106,638
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	159,801
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	500,000	566,803
Toledo Edison,
Sr. Scd. Notes	6.15	5/15/37	750,000	949,363
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000	1,002,672
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000	551,803
Wisconsin Energy,
Sr. Unscd. Bonds	3.55	6/15/25	140,000	153,166
Wisconsin Power & Light,
Sr. Unscd. Debs.	4.10	10/15/44	400,000	449,730
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000	875,216
				49,068,536
Total Bonds and Notes
(cost $2,307,137,809)				2,412,111,877

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 6.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $155,777,784)	155,777,784 [g]	155,777,784
Investment of Cash Collateral for Securities
Loaned - .3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund,
Institutional Shares
(cost $8,091,779)	8,091,779 [g]	8,091,779
Total Investments (cost $2,471,007,372)	106.6%	2,575,981,440
Liabilities, Less Cash and Receivables	(6.6%)	(160,074,905)
Net Assets	100.0%	2,415,906,535

GO—General Obligation
REIT—Real Estate Investment Trust

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $175,359,619 and the value of the collateral held by the fund was $183,780,698, consisting of cash collateral of $8,091,779 and U.S. Government & Agency securities valued at $175,688,919.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$9,575,084 or .4% of net assets.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government & Agencies	67.5
Corporate Bonds	25.6
Money Market Investments	6.8
Foreign/Governmental	4.3
Commercial Mortgage-Backed	1.1
Municipal Bonds	.8
Asset-Backed	.5
106.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	11,226,118	-	11,226,118
Commercial
Mortgage-Backed	-	26,386,061	-	26,386,061
Corporate Bonds†	-	620,274,945	-	620,274,945
Foreign Government	-	104,087,508	-	104,087,508
Municipal Bonds†	-	20,348,168	-	20,348,168
Mutual Funds	163,869,563	-	-	163,869,563
U.S. Government Agencies/
Mortgage-Backed	-	758,644,260	-	758,644,260
U.S. Treasury	-	871,144,817	-	871,144,817
Liabilities ($)
Other Financial Instruments:
TBA Sale Commitments	-	(21,907,678)	-	(21,907,678)

†	See Statement of Investments for additional detailed categorizations.

TBA Sale Commitments
Dreyfus Bond Market Index Fund
July 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
	Rate (%)	Date	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp
Federal Home Loan Mortgage Corp.	3.00	8/16/27	375,000	[a,b]	393,721
Federal Home Loan Mortgage Corp.	3.50	8/1/28	225,000	[a,b]	238,434
Federal Home Loan Mortgage Corp.	4.00	8/1/28	1,000,000	[a,b]	1,036,696
Federal Home Loan Mortgage Corp.	4.50	8/1/18	600,000	[a,b]	615,079
Federal Home Loan Mortgage Corp.	4.50	8/1/36	650,000	[a,b]	708,433
Federal Home Loan Mortgage Corp.	5.00	8/1/18	1,200,000	[a,b]	1,230,908
Federal Home Loan Mortgage Corp.	5.00	8/1/33	875,000	[a,b]	963,728
					5,186,999
Federal National Mortgage Association
Federal National Mortgage Association	2.50	9/1/43	225,000	[a,b]	227,984
Federal National Mortgage Association	3.50	8/16/31	1,000,000	[a,b]	1,059,297
Federal National Mortgage Association	4.00	8/18/29	2,650,000	[a,b]	2,747,245
Federal National Mortgage Association	4.50	8/18/29	1,175,000	[a,b]	1,203,428
Federal National Mortgage Association	4.50	8/13/45	1,350,000	[a,b]	1,471,945
Federal National Mortgage Association	5.00	8/1/18	300,000	[a,b]	307,446
Federal National Mortgage Association	5.00	8/12/44	1,500,000	[a,b]	1,661,133
Federal National Mortgage Association	5.50	8/1/29	300,000	[a,b]	308,852
					8,987,330
Government National Mortgage Association
Government National Mortgage
Association	2.50	8/1/43	300,000	[b]	307,732
Government National Mortgage
Association	3.00	8/20/43	500,000	[b]	524,678
Government National Mortgage
Association	3.50	8/20/43	300,000	[b]	319,070
Government National Mortgage
Association	4.00	8/1/39	400,000	[b]	429,758
Government National Mortgage
Association	4.50	8/20/39	125,000	[b]	137,346
Government National Mortgage
Association	5.00	8/1/33	3,600,000	[b]	3,993,469
Government National Mortgage
Association	5.50	8/1/33	1,800,000	[b]	2,021,296
					7,733,349
Total Sale Commitments (proceeds $21,899,418)					21,907,678

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b Sold on a delayed delivery basis.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as

NOTES

obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At July 31, 2016, accumulated net unrealized appreciation on investments was $104,965,808, consisting of $107,245,783 gross unrealized appreciation and $2,279,975 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2016 (Unaudited)

Common Stocks - 98.3%	Shares		Value ($)
Automobiles & Components - .5%
Tesla Motors	11,060	[a,b]	2,596,777
Banks - 7.7%
Bank of America	342,040		4,956,160
Citigroup	197,352		8,645,991
JPMorgan Chase & Co.	342,575		21,914,523
SunTrust Banks	168,086		7,108,357
			42,625,031
Capital Goods - 4.6%
Honeywell International	51,433		5,983,201
Raytheon	59,453		8,295,477
United Technologies	103,876		11,182,251
			25,460,929
Consumer Services - 1.9%
Carnival	219,582		10,258,871
Diversified Financials - 7.1%
Capital One Financial	73,853		4,954,059
Charles Schwab	259,767		7,382,578
Goldman Sachs Group	41,290		6,557,265
Morgan Stanley	162,078		4,656,501
Synchrony Financial	310,476		8,656,071
Voya Financial	280,366		7,185,781
			39,392,255
Energy - 8.1%
EOG Resources	117,459		9,596,400
Hess	90,947		4,879,307
Occidental Petroleum	268,731		20,082,268
Phillips 66	63,051		4,795,659
Schlumberger	69,814		5,621,423
			44,975,057
Food & Staples Retailing - 1.0%
Costco Wholesale	32,800		5,484,816
Food, Beverage & Tobacco - 6.7%
Archer-Daniels-Midland	89,195		4,020,911
ConAgra Foods	180,067		8,419,933
Kellogg	97,757		8,085,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 6.7% (continued)
Molson Coors Brewing, Cl. B	81,674		8,343,816
PepsiCo	76,746		8,359,174
			37,229,315
Health Care Equipment & Services - 6.0%
Boston Scientific	419,294	[b]	10,180,458
Cardinal Health	31,770		2,655,972
Medtronic	101,612		8,904,260
UnitedHealth Group	78,970		11,308,504
			33,049,194
Insurance - 3.9%
Allstate	56,798		3,881,007
Hartford Financial Services Group	147,052		5,860,022
Prudential Financial	157,769		11,878,428
			21,619,457
Materials - 5.9%
CF Industries Holdings	196,459		4,848,608
Dow Chemical	148,512		7,970,639
Packaging Corporation of America	102,003	[a]	7,618,604
Vulcan Materials	95,696		11,864,390
			32,302,241
Media - 3.9%
Omnicom Group	127,755		10,512,959
Time Warner	106,215		8,141,380
Viacom, Cl. B	67,353		3,062,541
			21,716,880
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
Bristol-Myers Squibb	88,501		6,620,760
Eli Lilly & Co.	35,617		2,952,293
Merck & Co.	161,984		9,501,981
Pfizer	519,628		19,169,077
			38,244,111
Real Estate - 1.0%
Communications Sales & Leasing	168,459	[c]	5,235,706
Retailing - 4.3%
Amazon.com	13,255	[b]	10,058,027
Home Depot	59,495		8,224,589
Ulta Salon Cosmetics & Fragrance	21,638	[b]	5,652,062
			23,934,678
Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials	330,897		8,699,282

Common Stocks - 98.3% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 5.8% (continued)
Microchip Technology	139,505	[a]	7,762,058
Texas Instruments	223,480		15,587,730
			32,049,070
Software & Services - 13.1%
Alphabet, Cl. A	11,823	[b]	9,356,013
Alphabet, Cl. C	27,925	[b]	21,468,461
Citrix Systems	78,553	[b]	7,001,429
Cognizant Technology Solutions, Cl. A	55,881	[b]	3,212,599
eBay	89,926	[b]	2,802,094
Facebook, Cl. A	92,708	[b]	11,490,229
Oracle	135,969		5,580,168
salesforce.com	74,548	[b]	6,098,026
Visa, Cl. A	66,983		5,228,023
			72,237,042
Technology Hardware & Equipment - 3.3%
Cisco Systems	600,268		18,326,182
Telecommunication Services - 4.5%
AT&T	449,263		19,448,595
Vodafone Group, ADR	165,188	[a]	5,104,309
			24,552,904
Transportation - 1.5%
Delta Air Lines	214,372		8,306,915
Utilities - .6%
NRG Yield, Cl. C	184,173	[a]	3,304,064
Total Common Stocks (cost $452,744,218)			542,901,495
Other Investment - 1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,634,237)	5,634,237	[d]	5,634,237
Investment of Cash Collateral for Securities Loaned - 2.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $15,204,860)	15,204,860	[d]	15,204,860
Total Investments (cost $473,583,315)	102.1%		563,740,592
Liabilities, Less Cash and Receivables	(2.1%)		(11,707,174)
Net Assets	100.0%		552,033,418

ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $22,326,956 and the value of the collateral held by the fund was $22,922,444, consisting of cash collateral of $15,204,860 and U.S. Government & Agency securities valued at $7,717,584.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.1
Energy	8.1
Banks	7.7
Diversified Financials	7.1
Pharmaceuticals, Biotech & Life Sciences	6.9
Food, Beverage & Tobacco	6.7
Health Care Equipment & Services	6.0
Materials	5.9
Semiconductors & Semiconductor Equipment	5.8
Capital Goods	4.6
Telecommunication Services	4.5
Retailing	4.3
Media	3.9
Insurance	3.9
Money Market Investments	3.8
Technology Hardware & Equipment	3.3
Consumer Services	1.9
Transportation	1.5
Food & Staples Retailing	1.0
Real Estate	1.0
Utilities	.6
Automobiles & Components	.5
102.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	537,797,186	-	-	537,797,186
Equity Securities—
Foreign Common
Stocks†	5,104,309	-	-	5,104,309
Mutual Funds	20,839,097	-	-	20,839,097

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2016, accumulated net unrealized appreciation on investments was $90,157,277, consisting of $102,364,824 gross unrealized appreciation and $12,207,547 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 94.1%		Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Certificates - 5.8%
AVANT Loans Funding Trust,
Ser. 2016-A, Cl. A		4.11	5/15/19	1,025,480	[b]	1,031,384
CIT Equipment Collateral,
Ser. 2014-VT1, Cl. C		2.65	2/20/20	1,475,000	[b]	1,489,329
Conn's Receivables Funding,
Ser. 2015-A, Cl. A		4.57	9/15/20	1,252,662	[b]	1,253,484
Conn's Receivables Funding,
Ser. 2016-A, Cl. A		4.68	4/16/18	527,140	[b]	527,328
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. D		3.24	7/22/22	1,225,000	[b]	1,225,702
Marlette Funding Trust,
Ser. 2016-1A, Cl. A		3.06	10/15/21	625,000	[b]	626,837
OneMain Financial Issuance Trust,
Ser. 2016-1A, Cl. A		3.66	2/20/29	1,950,000	[b]	2,010,873
OneMain Financial Issuance Trust,
Ser. 2016-2A, Cl. A		4.10	3/20/28	1,100,000	[b]	1,134,876
SoFi Consumer Loan Program Trust,
Ser. 2016-2A, Cl. A		3.09	10/27/25	975,000	[b]	976,558
Springleaf Funding Trust,
Ser. 2015-AA, Cl. B		3.62	11/15/24	1,925,000	[b]	1,896,590
Trafigura Securitisation Finance,
Ser. 2014-1A, Cl. B		2.73	10/15/21	1,560,000	[b,c]	1,547,754
Verizon Owner Trust,
Ser. 2016-1A, Cl. A		1.42	1/20/21	900,000	[b]	901,350
						14,622,065
Asset-Backed Ctfs./Auto Receivables - 5.3%
AmeriCredit Automobile Receivables Trust,
Ser. 2016-2, Cl. B		2.21	5/10/21	500,000		504,447
BMW Canada Auto Trust,
Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	748,837	[b]	573,892
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D		3.14	2/20/20	1,250,000		1,274,840
DT Auto Owner Trust,
Ser. 2016-1A, Cl. C		3.54	10/15/21	2,000,000	[b]	2,029,996
GM Financial Automobile Leasing Trust,
Ser. 2014-1A, Cl. D		2.51	3/20/19	2,350,000	[b]	2,353,455
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. D		3.01	3/20/20	1,650,000		1,642,635
GM Financial Automobile Leasing Trust,
Ser. 2016-1, Cl. B		2.59	3/20/20	1,145,000		1,167,033
GO Financial Auto Securitization Trust,
Ser. 2015-1, Cl. B		3.59	10/15/20	2,025,000	[b]	2,018,674
Westlake Automobile Receivables Trust,
Ser. 2014-2A, Cl. D		2.86	7/15/21	1,875,000	[b]	1,865,161
						13,430,133
Asset-Backed Ctfs./Home Equity Loans - 4.8%
ACE Securities Corp. Home Equity Loan
Trust,
Ser. 2006-HE2, Cl. A2C		0.61	5/25/36	556,198	[c]	540,364

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 94.1% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./Home Equity Loans - 4.8% (continued)
Asset Backed Securities Corporation Home
Equity Loan Trust,
Ser. 2007-HE1, Cl. A4	0.59	12/25/36	3,512,751	[c]	2,891,834
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2	0.56	1/25/37	4,300,036	[c]	3,291,655
Countrywide Asset-Backed Certificates,
Ser. 2004-1, Cl. M5	2.03	1/25/34	1,737,586	[c]	1,645,783
HSI Asset Securitization Corp. Trust,
Ser. 2005-I1, Cl. 2A3	0.74	11/25/35	1,279,590	[c]	1,239,301
JP Morgan Mortgage Acquisition Trust,
Ser. 2007-CH1, Cl. AF6	5.08	11/25/36	552,555	[c]	555,345
Mastr Asset Backed Securities Trust,
Ser. 2006-AM2, Cl. A3	0.62	6/25/36	1,147,940	[c]	889,142
Morgan Stanley ABS Capital I Trust,
Ser. 2006-NC4, Cl. A2C	0.60	6/25/36	331,560	[c]	295,942
Structured Asset Securities Corp.,
Ser. 2002-BC1, Cl. M2	3.90	8/25/32	902,925	[c]	865,070
					12,214,436
Asset-Backed Ctfs./Student Loans - .8%
SMB Private Education Loan Trust,
Ser. 2016-B, Cl. A1	1.14	11/15/23	700,000	[b,c]	702,394
Sofi Professional Loan Program,
Ser. 2016-B, Cl. A2A	1.68	3/25/31	1,300,000	[b]	1,302,008
					2,004,402
Casinos - .8%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	875,000	[b]	920,937
Scientific Games International,
Gtd. Notes	10.00	12/1/22	1,235,000		1,103,781
					2,024,718
Commercial Mortgage Pass-Through Ctfs. - 12.2%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A	2.62	11/15/27	293,606	[b]	292,684
Banc of America Commercial Mortgage
Trust,
Ser. 2007-2, Cl. AJ	5.80	4/10/49	2,605,000	[c]	2,360,124
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	2,283,000		2,246,058
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.72	6/11/40	2,300,000	[c]	2,242,061
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.87	6/11/50	925,000	[c]	910,177
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.20	6/11/50	1,025,000	[c]	992,371
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. AJ	5.71	12/10/49	2,900,000	[c]	2,220,204
Commercial Mortgage Trust,
Ser. 2015-CR23, Cl. CMD	3.68	5/10/48	2,675,000	[b,c]	2,463,348
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	730,000		703,116

	Coupon		Maturity	Principal
Bonds and Notes - 94.1% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Commercial Mortgage Pass-Through Ctfs. - 12.2% (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LD12, Cl. AJ	6.01		2/15/51	2,255,000	[c]	2,145,116
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46		1/15/49	2,175,000	[c]	2,107,565
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2014-INN, Cl. E	4.08		6/15/29	2,550,000	[b,c]	2,475,014
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C6, Cl. AJ	6.12		7/15/40	1,573,000	[c]	1,563,572
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24		12/12/49	2,250,000		2,236,800
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.18		9/12/49	1,310,000	[c]	1,062,825
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.68		4/15/49	2,400,000	[c]	2,290,262
Wachovia Bank Commercial Mortgage
Trust,
Ser. 2006-C24, Cl. AJ	5.66		3/15/45	403,316	[c]	402,875
Wachovia Bank Commercial Mortgage
Trust,
Ser. 2007-C32, Cl. AJ	5.70		6/15/49	2,300,000	[c]	2,248,460
						30,962,632
Consumer Discretionary - 1.9%
Daimler Fianance,
Gtd. Notes	1.50		7/5/19	975,000	[b]	975,316
GLP Capital,
Gtd. Notes	5.38		4/15/26	1,080,000		1,154,250
Hyundai Capital America,
Sr. Unscd. Notes	2.00		7/1/19	1,150,000	[b]	1,158,469
Newell Brands,
Sr. Unscd. Notes	2.60		3/29/19	430,000		442,563
Walgreens Boots Alliance,
Sr. Unscd. Notes	1.75		5/30/18	750,000		756,842
Walt Disney,
Sr. Unscd. Notes	3.00		7/30/46	275,000		261,928
						4,749,368
Consumer Staples - 1.3%
JBS USA Finance,
Sr. Unscd. Notes	5.75		6/15/25	640,000	[b]	627,200
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	1,555,000		1,916,573
Kraft Heinz Foods,
Scd. Notes	4.88		2/15/25	720,000	[b]	795,543
						3,339,316
Energy - 4.9%
Cimarex Energy,
Gtd. Notes	5.88		5/1/22	580,000		606,843
Continental Resources,
Gtd. Notes	3.80		6/1/24	1,025,000	[d]	881,500
Lukoil International Finance,
Gtd. Notes	6.13		11/9/20	500,000		541,350
Lukoil International Finance,
Gtd. Notes	4.56		4/24/23	1,100,000		1,117,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 94.1% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 4.9% (continued)
MMC Norilsk Nickel,
Sr. Unscd. Notes		4.38	4/30/18	1,900,000		1,957,000
NRG Energy,
Gtd. Notes		6.25	7/15/22	975,000		984,750
Petrobras Global Finance,
Gtd. Notes		6.13	10/6/16	2,495,000		2,507,475
Transocean,
Gtd. Notes		3.75	10/15/17	2,555,000	[c]	2,516,675
Unit,
Gtd. Notes		6.63	5/15/21	1,510,000		1,177,800
						12,291,268
Financials - 9.5%
AerCap Ireland Capital,
Gtd. Notes		4.63	10/30/20	1,525,000		1,635,562
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/41	1,100,000	[c]	1,434,570
Ally Financial,
Gtd. Notes		4.75	9/10/18	1,000,000		1,037,500
Ally Financial,
Sr. Unscd. Notes		3.60	5/21/18	1,820,000		1,856,072
Bank of America,
Sub. Notes		4.25	10/22/26	575,000		607,990
Citigroup,
Sub. Notes		4.30	11/20/26	575,000		604,400
Citizens Bank,
Sr. Unscd. Notes		2.50	3/14/19	1,000,000		1,017,587
Ford Motor Credit,
Sr. Unscd. Notes		3.34	3/18/21	1,325,000		1,384,161
General Motors Financial,
Gtd. Notes		2.24	1/15/20	1,300,000	[c]	1,289,864
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	990,000	[b]	994,950
Intesa Sanpaolo,
Gtd. Bonds		5.25	1/12/24	800,000		878,236
JPMorgan Chase & Co.,
Sr. Unscd. Notes		1.85	3/22/19	2,000,000		2,022,354
Lloyds Banking Group,
Gtd. Notes		3.10	7/6/21	475,000		481,789
Morgan Stanley,
Sub. Notes		3.95	4/23/27	800,000		828,533
Omega Healthcare Investors,
Gtd. Notes		4.38	8/1/23	1,100,000		1,114,428
Volkswagen Group of America Finance,
Gtd. Notes		1.25	5/23/17	2,125,000	[b]	2,119,409
Volkswagen International Finance,
Gtd. Notes		2.38	3/22/17	825,000	[b]	830,512
Wells Fargo & Co.,
Sr. Unscd. Notes		3.00	4/22/26	595,000		612,196
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	215,000		235,818
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	2,987,000	[b,c]	3,016,870
						24,002,801
Foreign/Governmental - 25.4%
Argentine Government,
Sr. Unscd. Notes		7.50	4/22/26	1,800,000	[b]	1,959,300

		Coupon	Maturity	Principal
Bonds and Notes - 94.1% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 25.4% (continued)
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	3,037,000	[c,e]	1,363,159
Argentine Government,
Sr. Unscd. Notes		8.28	12/31/33	875,000	[d]	1,379,309
Brazilian Government,
Sr. Unscd. Bonds		5.63	2/21/47	1,600,000		1,554,000
Buenos Aires Province,
Sr. Unscd. Notes		5.75	6/15/19	900,000	[b]	923,625
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	1,205,000	[b]	1,331,525
Dominican Republic Government,
Sr. Unscd. Bonds		5.50	1/27/25	900,000		938,250
French Government,
Bonds	EUR	0.50	5/25/26	5,650,000		6,562,262
Hungarian Government,
Bonds, Ser. 24/B	HUF	3.00	6/26/24	479,750,000		1,760,395
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	477,300,000		2,084,994
Icelandic Government,
Unscd. Notes		5.88	5/11/22	3,050,000		3,582,506
Indonesian Government,
Sr. Unscd. Notes	EUR	2.63	6/14/28	125,000	[b]	145,279
Indonesian Government,
Sr. Unscd. Notes	EUR	3.75	6/14/28	1,925,000	[b]	2,324,032
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	7,525,000		5,637,169
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	597,400,000	[f]	6,229,376
Letras del Banco Central de la Republica
Argentina,
Treasury Bills	ARS	0.00	8/10/16	5,800,000	[g]	383,043
Letras del Banco Central de la Republica
Argentina,
Treasury Bills	ARS	0.00	8/17/16	9,620,000	[g]	632,315
Letras del Banco Central de la Republica
Argentina,
Treasury Bills	ARS	0.00	8/24/16	5,060,000	[g]	330,558
Letras del Banco Central de la Republica
Argentina,
Treasury Bills	ARS	0.00	9/7/16	5,700,000	[g]	369,055
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	35,800,000		1,886,066
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	7,650,000	[h]	6,017,840
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	850,000		1,055,551
Petroleos Mexicanos,
Gtd. Notes	EUR	3.75	3/15/19	1,100,000		1,295,601
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	19,850,000		5,275,554
Qatar Government,
Sr. Unscd. Notes		2.38	6/2/21	1,425,000	[b]	1,438,609
Romanian Government,
Sr. Unscd. Notes	EUR	2.75	10/29/25	925,000	[b]	1,088,448
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	180,700,000		2,500,473

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 94.1% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 25.4% (continued)
Singapore Government,
Sr. Unscd. Bonds	SGD	2.13	6/1/26	3,525,000		2,703,736
Sri Lankan Government,
Sr. Unscd. Bonds		5.75	1/18/22	1,475,000	[b]	1,527,187
						64,279,217
Health Care - 1.6%
Aetna,
Sr. Unscd. Notes		1.90	6/7/19	1,075,000		1,089,995
Mylan,
Gtd. Notes		3.00	12/15/18	400,000	[b]	412,472
Mylan,
Gtd. Notes		2.50	6/7/19	825,000	[b]	841,424
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	625,000		603,906
Teva Pharmaceutical Finance Netherlands
II,
Gtd. Notes	EUR	1.13	10/15/24	175,000		199,278
Teva Pharmaceutical Finance Netherlands
II,
Gtd. Notes	EUR	1.63	10/15/28	175,000		200,030
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		1.70	7/19/19	600,000		604,112
						3,951,217
Industrials - 1.0%
FedEx,
Gtd. Notes		3.25	4/1/26	470,000		499,195
FedEx,
Gtd. Notes	EUR	1.63	1/11/27	850,000		999,596
United Rentals North America,
Gtd. Notes		5.50	7/15/25	1,075,000	[d]	1,109,142
						2,607,933
Information Technology - 1.9%
Diamond 1 Finance,
Sr. Scd. Notes		3.48	6/1/19	1,425,000	[b]	1,466,848
Ensemble S Merger Sub,
Sr. Notes		9.00	9/30/23	600,000	[b]	615,750
First Data,
Gtd. Notes		7.00	12/1/23	600,000	[b]	620,250
Infor US,
Gtd. Notes		6.50	5/15/22	990,000		987,525
Oracle,
Sr. Unscd. Notes		4.00	7/15/46	1,025,000		1,064,871
						4,755,244
Materials - 1.8%
Ardagh Packaging Finance,
Sr. Scd. Notes		3.65	12/15/19	740,000	[b,c]	748,325
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	925,000	[b]	925,000
Glencore Funding,
Gtd. Notes		2.04	1/15/19	3,050,000	[b,c]	2,943,250
						4,616,575

		Coupon	Maturity	Principal
Bonds and Notes - 94.1% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Municipal Bonds - 1.1%
Georgetown University,
GO (Insured; National Public Finance
Guarantee Corp.)		0.86	4/1/29	3,000,000	[c]	2,741,250
Residential Mortgage Pass-Through Ctfs. - 1.9%
GSR Mortgage Loan Trust,
Ser. 2005-8F, Cl. 2A6		5.50	11/25/35	3,546,075		3,495,757
Impac Secured Assets Trust,
Ser. 2006-2, Cl. 2A1		0.80	8/25/36	385,532	[c]	378,488
Residential Asset Securitization Trust,
Ser. 05-A4, Cl. A1		0.90	4/25/35	1,370,487	[c]	1,033,930
						4,908,175
Telecommunications - 2.2%
British Telecommunications,
Sr. Unscd. Notes	EUR	0.63	3/10/21	950,000		1,082,168
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	1,002,000	[b]	919,335
GTH Finance,
Gtd. Notes		6.25	4/26/20	825,000	[b]	860,471
Interoute Finco,
Sr. Scd. Bonds	EUR	7.38	10/15/20	625,000	[b]	761,641
Sprint,
Gtd. Notes		7.88	9/15/23	1,150,000		1,055,849
T-Mobile USA,
Gtd. Notes		6.63	4/1/23	750,000	[d]	807,787
						5,487,251
U.S. Government Agencies/Mortgage-Backed - .4%
Government National Mortgage
Association,
Ser. 2011-53 (Interest Only)		0.44	5/16/51	501,416	[c,i]	16,786
Government National Mortgage
Association,
Ser. 2011-77 (Interest Only)		0.65	4/16/42	528,611	[c,i]	17,411
Government National Mortgage
Association,
Ser. 2012-125 (Interest Only)		0.50	2/16/53	22,721,700	[c,i]	865,556
						899,753
U.S. Government Securities - 7.6%
U.S. Treasury Inflation Protected
Securities,
Notes		0.63	1/15/26	18,318,031	[j]	19,333,400
Utilities - 1.9%
Calpine,
Sr. Unscd. Notes		5.50	2/1/24	600,000		601,500
Dominion Resources,
Jr. Sub. Notes		2.96	7/1/19	1,275,000	[c]	1,310,380
Dynegy,
Gtd. Notes		7.38	11/1/22	840,000		829,500
Southern,
Sr. Unscd. Notes		1.55	7/1/18	2,100,000		2,114,807
						4,856,187
Total Bonds and Notes
(cost $235,510,060)						238,077,341

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 3.1%
Consumer Discretionary - 1.0%
Dollar Tree,
Term Loan	3.50	3/9/22	671,339	[c]	676,444
Hilton Worldwide Finance,
Initial Term Loan	3.50	9/23/20	946,263	[c]	950,133
Univar,
Term Loan	4.25	6/24/22	912,085	[c]	912,750
					2,539,327
Financials - .2%
Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	603,314	[c]	606,584
Health Care - 1.2%
Catalent Pharma Solutions,
Dollar Term Loan	4.25	5/7/21	1,520,022	[c]	1,528,306
Onex Carestream Finance,
First Lien Term Loan	5.00	6/7/19	1,623,660	[c]	1,589,563
					3,117,869
Information Technology - .4%
Avago Technologies Cayman Finance,
Term B-1 Dollar Loan	4.25	11/11/22	934,936	[c]	936,979
Materials - .3%
Ineos,
Term Loan	3.75	12/15/20	629,487	[c]	628,310
Total Floating Rate Loan Interests
(cost $7,844,761)					7,829,069
Short-Term Investments - 1.1%

U.S. Treasury Bills
(cost $2,705,765)	0.36	9/15/16	2,707,000	[k]	2,706,307
Other Investment - .5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $1,321,031)			1,321,031	[l]	1,321,031
Investment of Cash Collateral for Securities
Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund,
Institutional Shares
(cost $936,687)			936,687	[l]	936,687
Total Investments (cost $248,318,304)			99.2%		250,870,435
Cash and Receivables (Net)			0.8%		2,077,172
Net Assets			100.0%		252,947,607

GO—General Obligation

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
CAD—Canadian Dollar
EUR—Euro
HUF—Hungarian Forint
JPY—Japanese Yen

MXN—Mexican Peso
NZD—New Zealand Dollar
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$63,990,668 or 25.3% of net assets.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $1,159,814 and the value of the collateral held by the fund was $1,114,962, consisting of cash collateral of $936,687 and U.S. Government & Agency securities valued at $178,275.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g Security issued with a zero coupon. Income is recognized through the accretion of discount.
h Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
i Notional face amount shown.
j Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
k Held by or on behalf of a counterparty for open financial futures contracts.
l Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	28.8
Foreign/Governmental	25.4
Asset-Backed	16.7
Commercial Mortgage-Backed	12.2
U.S. Government and Agency/Mortgage-Backed	8.0
Floating Rate Loan Interests	3.1
Short-Term/Money Market Investments	2.0
Residential Mortgage-Backed	1.9
Municipal Bonds	1.1
99.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	42,271,036	-	42,271,036
Commercial
Mortgage-Backed	-	30,962,632	-	30,962,632
Corporate Bonds†	-	72,681,878	-	72,681,878
Floating Rate Loan Interests	-	7,829,069	-	7,829,069
Foreign Government	-	64,279,217	-	64,279,217
Municipal Bonds†	-	2,741,250	-	2,741,250
Mutual Funds	2,257,718	-	-	2,257,718
Residential Mortgage-Backed	-	4,908,175	-	4,908,175
U.S. Government Agencies/
Mortgage-Backed	-	899,753	-	899,753
U.S. Treasury	-	22,039,707	-	22,039,707
Other Financial Instruments:
Financial Futures††	472,041	-	-	472,041
Forward Foreign Currency
Exchange Contracts††	-	1,597,373	-	1,597,373
Liabilities ($)
Other Financial Instruments:

Financial Futures††	(997,451)	-	-	(997,451)
Forward Foreign Currency
Exchange Contracts††	-	(2,459,443)	-	(2,459,443)
Swaps††	-	(544,084)	-	(544,084)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Opportunistic Fixed Income Fund
July 31, 2016 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	07/31/2016 ($)
Financial Futures Long
Australian 10 Year Bond	53	5,531,859	September 2016	103,342
Australian 3 Year Bond	173	14,913,607	September 2016	23,492
Canadian 10 Year Bond	113	12,850,488	September 2016	270,345
Long Gilt	35	6,065,709	September 2016	74,862
U.S. Treasury 5 Year Notes	65	7,931,016	September 2016	(18,619)
Financial Futures Short
Euro-Bobl	30	(4,483,314)	September 2016	(42,968)
Euro-Bond	154	(28,892,325)	September 2016	(628,326)
Japanese 10 Year Bond	6	(8,973,391)	September 2016	(28,256)
U.S. Treasury 10 Year Notes	148	(19,690,937)	September 2016	(108,176)
U.S. Treasury 2 Year Notes	354	(77,526,000)	September 2016	(168,290)
U.S. Treasury Ultra Long Bond	2	(381,063)	September 2016	(2,816)
Gross Unrealized Appreciation				472,041
Gross Unrealized Depreciation				(997,451)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized

NOTES

gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Colombian Peso,
Expiring
8/31/2016	7,602,025,000	2,538,451	2,457,955	(80,496)
Indonesian
Rupiah,
Expiring
8/31/2016	34,429,775,000	2,574,188	2,615,608	41,420
Barclays Bank
Peruvian New Sol,
Expiring
10/21/2016	31,535,000	8,924,380	9,328,447	404,067
Citigroup
Brazilian Real,
Expiring
8/2/2016	20,815,000	5,698,290	6,411,153	712,863

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Citigroup (continued)
Colombian Peso,
Expiring
8/31/2016	7,271,280,000	2,463,755	2,351,016	(112,739)
Euro,
Expiring
8/31/2016	1,810,000	2,002,242	2,026,261	24,019
Russian Ruble,
Expiring
8/31/2016	151,975,000	2,296,441	2,282,879	(13,562)
Goldman Sachs International
Colombian Peso,
Expiring
8/31/2016	1,588,510,000	529,856	513,611	(16,245)
HSBC
Indian Rupee,
Expiring
8/31/2016	175,880,000	2,597,544	2,610,638	13,094
Mexican New
Peso,
Expiring
8/31/2016	176,670,000	9,599,760	9,388,838	(210,922)
JP Morgan Chase Bank
Argentine Peso,
Expiring
10/18/2016	12,900,000	826,050	816,430	(9,620)
Brazilian Real,
Expiring
10/4/2016	18,305,000	5,457,093	5,523,295	66,202
Canadian Dollar,
Expiring
8/31/2016	965,000	731,530	739,251	7,721
Russian Ruble,
Expiring
8/31/2016	25,020,000	393,606	375,836	(17,770)
Morgan Stanley Capital Services
British Pound,
Expiring
8/31/2016	555,000	728,460	734,910	6,450
New Zealand
Dollar,
Expiring
8/31/2016	350,000	246,126	252,374	6,248

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Standard Chartered Bank
Singapore Dollar,
Expiring
8/31/2016	780,000	573,774	581,629	7,855
UBS
Swedish Krona,
Expiring
8/31/2016	26,065,000	3,016,120	3,050,986	34,866
Sales:
Bank of America
Mexican New
Peso,
Expiring
8/31/2016	160,540,000	8,716,247	8,531,636	184,611
New Zealand
Dollar,
Expiring
8/31/2016	16,545,000	11,536,911	11,930,061	(393,150)
Singapore Dollar,
Expiring
8/31/2016	11,535,000	8,495,548	8,601,405	(105,857)
Thai Baht,
Expiring
8/31/2016	183,010,000	5,203,878	5,250,760	(46,882)
Citigroup
Australian Dollar,
Expiring
8/31/2016	7,470,000	5,554,595	5,670,260	(115,665)
Euro,
Expiring
8/1/2016	1,243,838	1,377,525	1,390,617	(13,092)
Taiwan Dollar,
Expiring
8/31/2016	83,950,000	2,619,344	2,631,327	(11,983)
Goldman Sachs International
Euro,
Expiring
8/31/2016	5,251,000	5,782,191	5,878,396	(96,205)
Japanese Yen,
Expiring
8/31/2016	306,520,000	2,884,642	3,007,608	(122,966)
HSBC
British Pound,
Expiring
8/31/2016	4,815,000	6,329,997	6,375,837	(45,840)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
HSBC (continued)
Canadian Dollar,
Expiring
8/31/2016	5,210,000	3,949,917	3,991,187	(41,270)
Euro,
Expiring
8/31/2016	5,188,000	5,712,289	5,807,869	(95,580)
JP Morgan Chase Bank
Brazilian Real,
Expiring
8/2/2016	18,305,000	5,563,830	5,638,057	(74,227)
Euro,
Expiring
8/31/2016	7,616,000	8,386,206	8,525,970	(139,764)
Hungarian Forint,
Expiring
8/31/2016	1,128,780,000	4,145,354	4,057,397	87,957
Japanese Yen,
Expiring
8/31/2016	288,655,000	2,730,824	2,832,314	(101,490)
Peruvian New Sol,
Expiring
10/21/2016	31,535,000	8,855,911	9,328,447	(472,536)
Morgan Stanley Capital Services
Brazilian Real,
Expiring
8/2/2016	2,510,000	755,910	773,096	(17,186)
UBS
Euro,
Expiring
8/31/2016	5,635,000	6,203,881	6,308,277	(104,396)
Gross Unrealized Appreciation				1,597,373
Gross Unrealized Depreciation				(2,459,443)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

NOTES

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at July 31, 2016:

OTC Interest Rate Swaps

			(Pay) Receive
Notional	Currency/		Fixed		Unrealized
Amount ($)	Floating Rate	Counterparty	Rate (%)	Expiration	(Depreciation) ($)
	JPY 6-MONTH	JP Morgan Chase
273,000,000	LIBOR	Bank	0.63	3/29/2046	(242,026)
	USD - 6 MONTH	JP Morgan Chase
70,000,000	LIBOR	Bank	0.91	7/29/2017	(58,889)

NOTES

OTC Interest Rate Swaps

			(Pay) Receive
Notional	Currency/		Fixed		Unrealized
Amount ($)	Floating Rate	Counterparty	Rate (%)	Expiration	(Depreciation) ($)
	JPY 6-MONTH	JP Morgan Chase
279,000,000	LIBOR	Bank	0.62	4/4/2046	(243,169)

Gross Unrealized Depreciation					(544,084)

JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
USD—United States Dollar

At July 31, 2016, accumulated net unrealized appreciation on investments was $2,552,131, consisting of $6,652,155 gross unrealized appreciation and $4,100,024 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2016 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Banks - 3.8%
JPMorgan Chase & Co.	75,300		4,816,941
Wells Fargo & Co.	42,700		2,048,319
			6,865,260
Capital Goods - 1.4%
United Technologies	23,400		2,519,010
Consumer Durables & Apparel - 1.0%
NIKE, Cl. B	31,660		1,757,130
Consumer Services - 1.8%
McDonald's	27,150		3,194,197
Diversified Financials - 5.3%
American Express	33,700		2,172,302
BlackRock	10,600		3,882,250
Intercontinental Exchange	6,900		1,822,980
State Street	25,400		1,670,812
			9,548,344
Energy - 10.1%
Chevron	55,100		5,646,648
ConocoPhillips	37,800		1,542,996
Exxon Mobil	85,912		7,641,872
Occidental Petroleum	42,500		3,176,025
			18,007,541
Food & Staples Retailing - 2.6%
Walgreens Boots Alliance	46,400		3,677,200
Whole Foods Market	31,000	[a]	944,880
			4,622,080
Food, Beverage & Tobacco - 20.7%
Altria Group	101,900		6,898,630
Anheuser-Busch InBev, ADR	7,200		931,968
Coca-Cola	136,700		5,964,221
Constellation Brands, Cl. A	5,800		954,854
Nestle, ADR	70,150		5,628,135
PepsiCo	40,300		4,389,476
Philip Morris International	122,300		12,261,798
			37,029,082

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Health Care Equipment & Services - 1.8%
Abbott Laboratories	71,100		3,181,725
Household & Personal Products - 4.1%
Estee Lauder, Cl. A	44,600		4,143,340
Procter & Gamble	37,600		3,218,184
			7,361,524
Insurance - 2.6%
Chubb	36,700		4,597,042
Materials - 1.3%
Praxair	19,500		2,272,530
Media - 5.5%
Comcast, Cl. A	56,400		3,792,900
Twenty-First Century Fox, Cl. A	36,000		959,040
Twenty-First Century Fox, Cl. B	50,000		1,351,500
Walt Disney	39,900		3,828,405
			9,931,845
Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
AbbVie	71,100	[a]	4,708,953
Alexion Pharmaceuticals	10,390	[b]	1,336,154
Celgene	19,000	[b]	2,131,610
Gilead Sciences	20,000		1,589,400
Novartis, ADR	28,600		2,381,236
Novo Nordisk, ADR	82,375		4,692,904
Roche Holding, ADR	123,400		3,959,906
			20,800,163
Semiconductors & Semiconductor Equipment - 4.3%
ASML Holding	18,500	[a]	2,027,970
Texas Instruments	71,000		4,952,250
Xilinx	16,100		822,388
			7,802,608
Software & Services - 14.0%
Alphabet, Cl. C	7,318	[b]	5,626,005
Automatic Data Processing	9,840		875,268
Facebook, Cl. A	55,900	[b]	6,928,246
Microsoft	100,245		5,681,887
Oracle	55,500		2,277,720
VeriSign	11,000	[a,b]	952,710
Visa, Cl. A	34,000		2,653,700
			24,995,536
Technology Hardware & Equipment - 5.0%
Apple	85,700		8,930,797

Common Stocks - 99.3% (continued)	Shares	Value ($)
Transportation - 2.4%
Canadian Pacific Railway	18,900	2,830,842
Union Pacific	15,000	1,395,750
		4,226,592
Total Common Stocks (cost $112,053,449)		177,643,006
Other Investment - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,243,122)	1,243,123 [c]	1,243,123
Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $2,190,698)	2,190,699 [c]	2,190,699
Total Investments (cost $115,487,269)	101.2%	181,076,828
Liabilities, Less Cash and Receivables	(1.2%)	(2,170,964)
Net Assets	100.0%	178,905,864

ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $8,548,168 and the value of the collateral held by the fund was $8,602,190, consisting of cash collateral of $2,190,699 and U.S. Government & Agency securities valued at $6,411,491.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	20.7
Software & Services	14.0
Pharmaceuticals, Biotechnology & Life Sciences	11.6
Energy	10.1
Media	5.5
Diversified Financials	5.3
Technology Hardware & Equipment	5.0
Semiconductors & Semiconductor Equipment	4.3
Household & Personal Products	4.1
Banks	3.8
Food & Staples Retailing	2.6
Insurance	2.6
Transportation	2.4
Money Market Investments	1.9
Consumer Services	1.8
Health Care Equipment & Services	1.8
Capital Goods	1.4
Materials	1.3
Consumer Durables & Apparel	1.0
101.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	155,190,045	-	-	155,190,045
Equity Securities—
Foreign Common
Stocks†	22,452,961	-	-	22,452,961
Mutual Funds	3,433,822	-	-	3,433,822

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2016, accumulated net unrealized appreciation on investments was $65,589,559, consisting of $67,596,309 gross unrealized appreciation and $2,006,750 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)